As filed with the U.S. Securities and Exchange Commission on December 9, 2015

File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Consulting Group Capital Markets Funds

(Exact Name of Registrant as Specified in Charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices)

(888) 454-3965

(Registrant’s Area Code and Telephone Number)

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on January 8, 2016 pursuant to Rule 488 under the Securities Act of 1933.

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Capitalization Growth Investments (the “Acquiring Fund”) Large Capitalization Value Equity Investments (the “Acquired Fund”)	Small Capitalization Growth Investments (the “Acquiring Fund”) Small Capitalization Value Equity Investments (the “Acquired Fund”)

2000 Westchester Avenue

Purchase, NY 10577

Dear Shareholder:

I am writing to inform you of an important matter concerning your investment in the Large Capitalization Value Equity Investments and/or Small Capitalization Value Equity Investments (each, “Your Fund” or the “Acquired Fund” and, together, “Your Funds” or the “Acquired Funds”). At a meeting held on October 6, 2015, the Board of Trustees (the “Board”) of Your Funds approved a reorganization pursuant to which each of Your Funds will combine with another fund. Large Capitalization Value Equity Investments will combine with Large Capitalization Growth Investments (which will be renamed “Large Cap Equity Fund”) and Small Capitalization Value Equity Investments will combine with Small Capitalization Growth Investments (which will be renamed “Small-Mid Cap Equity Fund”) (each, an “Acquiring Fund” and, together, the “Acquiring Funds”).

Shareholders were first notified of the reorganization on November 13, 2015, in a supplement to the Funds’ then-current Prospectus dated January 1, 2015. The Board of Your Funds has considered and approved the Reorganization and concurred that the Reorganization is in the best interest of Your Funds and their shareholders.

Effective on or about February 8, 2016 (the “Closing Date”), you will have an interest in the Acquiring Fund(s) equal in dollar value to your interest in Your Fund(s) on the date the Reorganization occurs. No sales charges or redemption fees will be imposed in the Reorganization. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes.

No action on your part is required regarding the Reorganization. You will automatically receive shares of the Acquiring Fund(s) in exchange for your shares of the Acquired Fund(s) as of the Closing Date. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY.

A Prospectus/Information Statement that describes the Reorganization is enclosed. If you have any questions, please call 1-888-454-3965.

Sincerely,

David Berdon

President and Chief Executive Officer

Consulting Group Capital Markets Funds

[January 8, 2016]

PROSPECTUS/INFORMATION STATEMENT

[January 8, 2016]

PROSPECTUS FOR:

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Capitalization Growth Investments (the “Acquiring Fund”)	Small Capitalization Growth Investments (the “Acquiring Fund”)

INFORMATION STATEMENT FOR:

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Capitalization Value Equity Investments (the “Acquired Fund”)	Small Capitalization Value Equity Investments (the “Acquired Fund”)

2000 Westchester Avenue

Purchase, NY 10577

This combined Prospectus/Information Statement is being furnished on or about [January 8, 2016] to shareholders in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”), providing for the transfer of all of the assets of each Acquired Fund to the applicable Acquiring Fund in exchange for shares of the applicable Acquiring Fund and the assumption by the applicable Acquiring Fund of all of the liabilities of the applicable Acquired Fund followed immediately by the distribution by the applicable Acquired Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund (the “Reorganization”). Under the Reorganization Agreement, each shareholder of the Acquired Fund will be entitled to receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the Reorganization. At a meeting held on October 6, 2015, the Board of Trustees (the “Board”) of Consulting Group Capital Markets Funds (the “Trust”) approved the Reorganization Agreement.

Because shareholders of each Acquired Fund will receive shares of the applicable Acquiring Fund in the Reorganization, this Information Statement also serves as a Prospectus for each Acquiring Fund.

The Board has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization.

No action on your part is required regarding the Reorganization. Shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Agreement. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY.

Effects on share classes of the Reorganization. Each holder of shares of an Acquired Fund will receive, immediately following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Acquiring Fund that they held in the Acquired Fund immediately prior to the Reorganization. The aggregate net asset value of the shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the shares of the Acquired Fund held by the Acquired Fund shareholders immediately before the transfer.

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The following table lists the Funds involved in the Reorganization, as well as changes being made to the name of the Acquiring Funds.

Acquired Fund	g	Acquiring Fund	g	Revised Name of Acquiring Fund (Pro Forma Combined Fund)
Small Capitalization Value Equity Investments	g	Small Capitalization Growth Investments	g	Small-Mid Cap Equity Fund

Large Capitalization Value Equity Investments	g	Large Capitalization Growth Investments	g	Large Cap Equity Fund

The Reorganization is being structured as a federal income tax-free reorganization. See “INFORMATION ABOUT THE REORGANIZATION — Federal Income Tax Consequences” in this Prospectus/Information Statement. Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

Each Acquired Fund and Acquiring Fund are series of the same open-end management investment company, Consulting Group Capital Markets Funds. The Acquired Fund and the Acquiring Fund have substantially similar investment objectives and substantially similar investment strategies. There are some differences, however, and these are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Prospectus/Information Statement. The Acquired Funds and the Acquiring Funds are sometimes referred to herein as the “Funds.”

This Prospectus/Information Statement, which should be retained for future reference, sets forth concisely the information about each Acquiring Fund that a prospective investor should know before investing. The Statement of Additional Information (“SAI”) for each Acquiring Fund, dated January 1, 2016, as supplemented, and the SAI relating to this Prospectus/Information Statement and the Reorganization, dated [January 8, 2016,] are incorporated herein by reference, which means they are considered legally a part of this Prospectus/Information Statement. You may receive a copy of the SAIs without charge by contacting the Funds at (888) 454-3965, or by writing to the Funds at Consulting Group Advisory Services, 2000 Westchester Avenue, Purchase, NY 10577.

For more information regarding each Acquired Fund, see its prospectuses and SAI, dated [January 1, 2016], as supplemented, which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference. The August 31, 2015 annual report for the Acquired Funds highlights certain important information, such as investment results and financial information, and it has been filed with the SEC and is incorporated herein by reference. You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports of the Acquired Funds without charge by calling (888) 454-3965, or by writing to the Funds at Consulting Group Advisory Services, 2000 Westchester Avenue, Purchase, NY 10577.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-1520.

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Accompanying this Prospectus/Information Statement as Appendix A is a copy of the form of Reorganization Agreement pertaining to the Reorganization.

AN INVESTMENT IN THE ACQUIRED FUND AND THE ACQUIRING FUND IS NOT A DEPOSIT OF ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL YOUR SHARES WHEN AN ACQUIRED FUND’S OR AN ACQUIRING FUND’S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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QUESTIONS AND ANSWERS

Q.	How will the Reorganization affect me?

A.	Under the terms of the Reorganization Agreement, the assets of each Acquired Fund, subject to its liabilities, will be combined with those of the corresponding Acquiring Fund and you will become a shareholder of the applicable Acquiring Fund. Upon the Reorganization, you will receive shares of each Acquiring Fund that are equal in aggregate net asset value to the shares of the corresponding Acquired Fund that you hold immediately prior to the closing of the Reorganization. The Funds only offer a single class of shares, so you will receive the same class of shares, with the same fee structure and services, in each Acquiring Fund that you hold in the corresponding Acquired Fund immediately prior to the closing of the Reorganization.

Q.	Why is the Reorganization being conducted?

A.	The Acquired and Acquiring Funds have substantially similar investment objectives and investment strategies. The Reorganization will consolidate these Funds and eliminate the overlapping product offerings. The Reorganization is expected to benefit shareholders by potentially creating operational and administrative efficiencies and economies of scale.

Q.	How will the Reorganization affect the fees to be paid by each Acquiring Fund, and how do they compare with the fees payable by the corresponding Acquired Fund?

A.	The management fee for each pair of Funds is identical. The Large Capitalization Value Equity Investments and the Large Capitalization Growth Investments (which will be renamed “Large Cap Equity Fund”), each pay an annual management fee equal to 0.60% of the value of a shareholder’s investment and the Small Capitalization Value Equity Investments and Small Capitalization Growth Investments (which will be renamed “Small-Mid Cap Equity Fund”), each pay an annual management fee equal to 0.80% of the value of a shareholder’s investment.

The Large Capitalization Value Equity Investments and the Large Capitalization Growth Investments (which will be renamed “Large Cap Equity Fund”), each had an annual expense ratio equal to 0.68% of the value of a shareholder’s investment for the August 31, 2015 fiscal year. The Small Capitalization Value Equity Investments had an annual expense ratio equal to 0.96% of the value of a shareholder’s investment and the Small Capitalization Growth Investments (which will be renamed “Small-Mid Cap Equity Fund”) had an annual expense ratio equal to 0.93% of the value of a shareholder’s investment for the Funds’ fiscal year ended August 31, 2015.

Post-Reorganization, the total annual fund operating expenses, after fee waivers and expense reimbursements, for each Acquiring Fund is expected to be lower than the total annual fund operating expenses, after fee waivers and expense reimbursements, for the corresponding Acquired Fund prior to the Reorganization, because Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), has contractually agreed to waive advisory fees in excess of 0.20% of aggregate fees paid by CGAS to each Fund’s sub-advisers through December 31, 2016. However, There is no guarantee such waivers will be continued after December 31, 2016.

Pro forma expense information is included for your reference in this Prospectus/Information Statement.

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Q.	Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with the Reorganization?

A.	No. The full value of shares of each Acquired Fund will be exchanged for shares of the Acquiring Fund without any sales load, commission, redemption fee, or other transactional fee being imposed. However, the Funds will evenly pay all costs and expenses associated with the completion of the Reorganization, including legal expenses and the costs of preparing, printing and mailing this Information Statement. The Funds will also evenly bear the brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the Reorganization.

Q.	Will I have to pay any federal income taxes as a result of the Reorganization?

A.	The Reorganization transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize a taxable gain or loss for federal income tax purposes as a result of the Reorganization. As a condition to the closing of the Reorganization, each Acquired Fund and each Acquiring Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from each Acquired Fund and each Acquiring Fund. Opinions of legal counsel are not binding on the Internal Revenue Service (“IRS”) or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.	Why are shareholders not being asked to vote on the Reorganization?

A.	The Trust’s Amended and Restated Master Trust Agreement and applicable state law do not require shareholder approval for fund mergers like the Reorganization. Likewise, Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), does not require shareholder approval for reorganizations involving affiliated funds like the Acquired Funds and the Acquiring Funds, so long as certain criteria are met. Because applicable legal requirements do not require shareholder approval under these circumstances, the Board has determined that the Reorganization is in the best interests of each Fund and its shareholders, and seeking shareholder approval under these circumstances would result in material expenses to each Acquired Fund without a benefit justifying those expenses, and shareholders are not being asked to vote on the Reorganization.

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SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement and the Reorganization Agreement, the form of which is attached to this Prospectus/Information Statement as Appendix A.

Reorganization

After considering the Reorganization, the Board approved the Reorganization Agreement on October 6, 2015.

The Reorganization Agreement provides for the transfer of all of the assets and liabilities of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the applicable Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the corresponding Acquired Fund followed immediately by the distribution by each Acquired Fund to its shareholders of the portion of shares of the corresponding Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund.

Effects on share classes of the Reorganization. Each holder of shares of an Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the applicable Acquiring Fund that they held in the Acquired Fund immediately prior to the Reorganization. The aggregate net asset value of the shares of each Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the shares of the Acquired Fund held by the Acquired Fund shareholders immediately before the transfer.

The Reorganization is scheduled to be effective after the close of business on February 5, 2016, or on another date as the parties may agree (“Closing Date”). As a result of the Reorganization, each shareholder of each Acquired Fund will become the owner of the number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date.

For the reasons discussed herein, the Board, including all of the Trustees not deemed to be “interested persons” pursuant to Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has concluded that the Reorganization is in the best interests of the shareholders of each Acquired Fund, and that the interests of shareholders of each Acquired Fund will not be diluted as a result of the Reorganization.

Prior to the closing of the Reorganization, each Acquired Fund will declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to such Acquired Fund’s shareholders all of its investment company taxable income and net realized capital gains, if any, through the Reorganization date. These distributions will be taxable to the Acquired Fund’s shareholders.

As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will have received from Morgan, Lewis & Bockius LLP an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by an Acquired Fund or the shareholders of the Acquired Funds as a result of the Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefore.

Effect of the Reorganization of each Acquired Fund

Shareholders of an Acquired Fund who remain in the Fund on the Closing Date will become shareholders of the corresponding Acquiring Fund on or about February 5, 2016, immediately after the closing of the Reorganization. Please note that each of the Funds is a series of Consulting Group Capital Markets, a Massachusetts business trust. Therefore, shareholders of an Acquired Fund will experience no change with respect to quorum requirements, powers of Trustees, and shareholder liability, among other organizational and governance matters.

Comparison of Investment Objectives and Main Investment Strategies

This section will help you compare the investment objectives and main investment strategies of each Acquired Fund and the corresponding Acquiring Fund.

The investment objectives of each pair of Funds are substantially similar. The Large Capitalization Value Equity Investments’ investment objective is total return, consisting of capital appreciation and dividend income and the Large Capitalization Growth Investments’ investment objective is capital appreciation. The Small Capitalization Value Equity Investments’ investment objective is above-average capital appreciation and the Small Capitalization Growth Investments’ investment objective is capital appreciation. The investment strategies and investment process for each pair of Funds are also substantially identical.

Comparison of Fees and Expenses

The management fee for each pair of Funds is identical. The Large Capitalization Value Equity Investments and the Large Capitalization Growth Investments (which will be renamed “Large Cap Equity Fund”), each pay an annual management fee equal to 0.60% of the value of a shareholder’s investment and the Small Capitalization Value Equity Investments and Small Capitalization Growth Investments (which will be renamed “Small-Mid Cap Equity Fund”), each pay an annual management fee equal to 0.80% of the value of a shareholder’s investment.

The Large Capitalization Value Equity Investments and the Large Capitalization Growth Investments (which will be renamed “Large Cap Equity Fund”), each had an annual expense ratio equal to 0.68% of the value of a shareholder’s investment for the August 31, 2015 fiscal year. The Small Capitalization Value Equity Investments had an annual expense ratio equal to 0.96% of the value of a shareholder’s investment and the Small Capitalization Growth Investments (which will be renamed “Small-Mid Cap Equity Fund”) had an annual expense ratio equal to 0.93% of the value of a shareholder’s investment for the Funds’ fiscal year ended August 31, 2015.

The Annual Fund Operating Expenses tables and Example tables shown below (i) compare the estimated fees and expenses of each Fund, as of January 1, 2016, based on the Funds’ August 31, 2015 fiscal year end and (ii) show the estimated fees and expenses for each class of shares of the combined fund, on a pro forma basis, as if the Reorganization occurred on September 1, 2014. The Funds do not charge any redemptions fees or sales loads.

SHAREHOLDER FEES (Fees paid directly from your investment in the applicable Morgan- Stanley-sponsored investment advisory program)	Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)	Large Cap Equity Fund (Pro Forma Combined)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets)	2.50%	2.50%	2.50%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment in the Fund)	Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)	Large Cap Equity Fund (Pro Forma Combined)
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	None	None	None
Other Expenses	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.68%	0.68%	0.68%

SHAREHOLDER FEES (Fees paid directly from your investment in the applicable Morgan- Stanley-sponsored investment advisory program)	Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)	Small-Mid Cap Equity Fund (Pro Forma Combined)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets)	2.50%	2.50%	2.50%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment in the Fund)	Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)	Small-Mid Cap Equity Fund (Pro Forma Combined)
Management Fees	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	None	None	None
Other Expenses	0.16%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.96%	0.93%	0.93%

Example

This Example is intended to help you compare the cost of investing in the Acquired Funds, the Acquiring Funds and the combined Pro Forma Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Large Capitalization Value Equity Investments (Acquired Fund)				Large Capitalization Growth Investments (Acquiring Fund)				Large Cap Equity Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs ($):	321	980	1,664	3,485	321	980	1,664	3,485	321	980	1,664	3,485

	Small Capitalization Value Equity Investments (Acquired Fund)				Small Capitalization Growth Investments (Acquiring Fund)				Small-Mid Cap Equity Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs ($):	349	1,062	1,798	3,738	346	1,053	1,784	3,712	346	1,053	1,784	3,712

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect each Fund’s performance.

During each Fund’s most recent fiscal year, the Funds’ portfolio turnover rates were as follows (each as a percentage of the average value of the Fund’s portfolio):

Fund	Portfolio Turnover Rate
Large Capitalization Value Equity Investments (Acquired Fund)	48%

Large Capitalization Growth Investments (Acquiring Fund)	66%

Small Capitalization Value Equity Investments (Acquired Fund)	39%

Small Capitalization Growth Investments (Acquiring Fund)	89%

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The distribution and shareholder servicing arrangements for each Acquired Fund are identical to those of the corresponding Acquiring Fund. There will be no sales loads imposed with respect to the shareholders of the Acquired Fund receiving shares of the Acquiring Fund in connection with the Reorganization.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The procedures for making purchases, redemptions and exchanges of each Acquired Fund are identical to those of the Acquiring Fund.

Purchase and Sale of Fund Shares

The procedures for purchasing and selling shares of each Acquired Fund are identical to those of the Acquiring Fund. Purchases of shares of each Fund must be made through a brokerage account maintained with Morgan Stanley. You may purchase or sell shares of a Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your Morgan Stanley Financial Advisor.

The minimum initial aggregate investment in TRAK® CGCM is $5,000. The minimum initial aggregate investment in the Select UMA, Consulting Group Advisor or Portfolio Management investment advisory programs is $25,000. The minimum investment in the Fund is $100. ( In other words, in order to invest in a Fund through your Morgan Stanley-sponsored investment advisory program, you must allocate at least $100 of your investment advisory program assets to the Fund). There is no minimum on additional investments in the Fund or the applicable investment advisory program through which you invest. Each of the Fund and the Morgan Stanley-sponsored investment advisory programs through which investments in the Fund are offered may vary or waive these investment minimums at any time.

You may sell shares of a Fund at NAV on any day the NYSE is open by contacting your broker. All redemption requests accepted by Morgan Stanley before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Funds may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your Morgan Stanley advisory service, you must redeem your shares in the Funds. The Funds are available only to investors in Morgan Stanley-sponsored investment advisory programs. If any account does not meet this or any other eligibility requirement, the Funds reserve the right to liquidate such account.

Each Fund has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder’s account at Morgan Stanley for up to seven days, as permitted by law. Redemption proceeds held in an investor’s brokerage account generally will not earn any income and Morgan Stanley may benefit from the use of temporarily uninvested funds. A shareholder who pays for shares of a Fund by personal check will be credited with the proceeds of a redemption of those shares after the purchaser’s check has cleared, which may take up to 10 days.

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities.

Frequent purchases and redemptions of shares of a Fund may interfere with the efficient management of the Fund, increase portfolio transaction costs and have a negative effect on the Fund’s long-term shareholders. Because of the potential harm to the Funds and their long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques. Under these policies and procedures, the Trust may limit additional exchanges or purchases of Fund shares by shareholders whom the Manager believes to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Trust reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Manager believes could be either abusive or for legitimate purposes, the Trust may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.

The Trust’s policies also require personnel, such as portfolio managers and investment staff, to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Trust has adopted policies and procedures to prevent the selective release of information about the portfolio holdings held by Funds of the Trust, as such information may be used for market-timing and similar abusive practices.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of each Acquired Fund and its corresponding Acquiring Fund is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of each Acquired Fund and each Acquiring Fund, dated January 1, 2016, as supplemented.

	Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)
Investment Objective	Total return, consisting of capital appreciation and dividend income.	Capital appreciation.

Principal Investment Strategies	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Value Index, which ranged from approximately $69.5 million to $341.4 billion as of November 30, 2015. The market capitalization of the companies in large-cap market indices and the Fund’s portfolio changes over time. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Growth Index, which ranged from approximately $20.6 million to $681.5 billion as of November 30, 2015. The market capitalization of the companies in large-cap market indices and the Fund’s portfolio changes over time. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

	Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)
Investment Objective	Above-average capital appreciation.	Capital appreciation.

Principal Investment Strategies	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of small capitalization (or “cap”) companies or in other investments with	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of small capitalization (or “cap”) companies or in other investments with

similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Value Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in foreign securities, including emerging markets securities. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.	similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Growth Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Investment Process for the Funds

Each Fund employs a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund. Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions. One or more portfolio managers at each Sub-adviser implements the particular Sub-adviser’s investment strategy with respect to the assets of the Fund allocated to it.

	Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)
Sub-Advisers	Artisan Partners Limited Partnership Cambiar Investors, LLC HGK Asset Management Inc. NFJ Investment Group LLC	Frontier Capital Management Co., LLC Jackson Square Partners, LLC Wells Capital Management, Inc. Westfield Capital Management Company, L.P.

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes that companies with these characteristics are less likely to experience eroding values over the long term. The percentage of the Fund’s assets allocated to Artisan is 10%.

Cambiar Investors, LLC seeks companies that are attractively priced, demonstrate positive developments not yet recognized by the market and offer significant appreciation potential within a one- to two-year time frame. The percentage of the Fund’s assets allocated to Cambiar is 30%.

Frontier Capital Management Co., LLC seeks to invest primarily in equity securities of medium-sized companies believed to have attractive long-term capital appreciation potential. Frontier conducts in-depth fundamental research and selects securities using a bottom up approach. Frontier believes that growth must be purchased at a reasonable price. The percentage of the Fund’s assets allocated to Frontier is 10%.

Jackson Square Partners invests primarily in common stocks of large capitalization growth-oriented companies that JSP believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, JSP seeks to select securities of companies that it believes have attractive end-market potential, dominant business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the

HGK Asset Management, Inc. employs a value-oriented, bottom-up approach. HGK seeks to invest in companies with improving cash flow return-on-investment that sell below the present value of their discounted cash flows. HGK’s philosophy also emphasizes reduced volatility of returns, which may be caused by the rapid flow of investments into and out of particular market sectors. Thus, HGK maintains exposure to all major industry sectors comprising the historical median of the Russell 1000® Value Index. The percentage of the Fund’s assets allocated to HGK is 30%.

NFJ Investment Group LLC seeks to manage a broadly diversified portfolio of dividend paying common stocks with low absolute and relative valuations. The percentage of the Fund’s assets allocated to NFJ is 30%.

securities. JSP also considers a company’s operational efficiencies, management’s plans for capital allocation and the company’s shareholder orientation. The percentage of the Fund’s assets allocated to JSP is 30%.

Wells Capital Management, Inc. seeks to construct a well-diversified portfolio which reduces risk while enhancing return. WellsCap employs a three pronged process. First, 50%-60% of the portfolio is a core allocation to lower volatility companies with stable growth records and proven management teams. Second, 30%-40% is an allocation to developing growth companies with average volatility that are experiencing structural changes or that the team believes can capitalize on evolving opportunities. Finally, 5%-10% represents companies with a below average valuation and an above average growth outlook where a near term catalyst is expected to enhance value. The percentage of the Fund’s assets allocated to WellsCap is 30%.

Westfield Capital Management Company, L.P. seeks reasonably-priced stocks of companies with high foreseen earnings potential. The percentage of the Fund’s assets allocated to Westfield is 30%.

	Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)
Sub-Advisers	Delaware Investments Fund Advisers NFJ Investment Group LLC Rutabaga Capital Management LLC	Wall Street Associates LLC Westfield Capital Management Company, L.P.

Delaware Investments Fund Advisers believes that markets can misprice securities. Delaware seeks to exploit this inefficiency on a consistent basis through active, research-based management. Delaware seeks companies with market capitalizations generally less than 3.5 times the dollar-weighted median market capitalization of the Russell 2000 Index at the time of purchase, whose values it believes are not currently recognized in the market. To do so, Delaware considers

Wall Street Associates LLC seeks companies with superior earnings growth, strong balance sheets, attractive valuations and potentially positive earnings surprises. The percentage of the Fund’s assets allocated to Wall Street is 50%.

Westfield Capital Management Company, L.P. seeks reasonably-priced stocks of companies with high foreseen earnings potential. The percentage of the Fund’s assets allocated to Westfield is 50%.

a variety of factors, including the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward. Delaware focuses on free cash flow in its stock selection, identifying companies that it believes have a sustainable ability to buy back shares, lower debt and/or increase or initiate dividends. The percentage of the Fund’s assets allocated to Delaware is 35%.

NFJ Investment Group LLC seeks stocks that are undervalued in the marketplace generally and within their respective industries. These securities are characterized as having below average price-to-earnings ratios and improving fundamentals. NFJ also seeks companies that pay or are expected to pay dividends. The percentage of the Fund’s assets allocated to NFJ is 35%.

Rutabaga Capital Management LLC seeks uncommon or currently out-of-favor stocks of high quality companies with catalysts to increase margins and intrinsic value and that are neglected or misperceived by the market. The percentage of the Fund’s assets allocated to Rutabaga is 30%.

Principal Risks of Investing in the Funds

Principal Risks		Large Capitalization Value Equity Investments (Acquired Fund)		Large Capitalization Growth Investments (Acquiring Fund)
	•	Market Risk	•	Market Risk
	•	Equity Risk	•	Equity Risk
	•	Investment Style Risk	•	Investment Style Risk
	•	Foreign Investment Risk	•	Foreign Investment Risk
	•	Securities Lending Risk	•	Securities Lending Risk
	•	Manager Risk	•	Manager Risk
	•	Multi-Manager Risk	•	Multi-Manager Risk
	•	Issuer Risk	•	Issuer Risk

Principal Risks		Small Capitalization Value Equity Investments (Acquired Fund)		Small Capitalization Growth Investments (Acquiring Fund)
	•	Market Risk	•	Market Risk
	•	Equity Risk	•	Equity Risk
	•	Investment Style Risk	•	Investment Style Risk
	•	Small Cap Risk	•	Small Cap Risk
	•	Foreign Investment Risk	•	Foreign Investment Risk
	•	Emerging Markets Risk	•	Securities Lending Risk
	•	Securities Lending Risk	•	Manager Risk
	•	Manager Risk	•	Multi-Manager Risk
	•	Multi-Manager Risk	•	Issuer Risk
	•	Issuer Risk

Below is a description of the principal risks identified in the “Principal Risks” section above.

Market risk, which is the risk that stock prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Equity risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Investment style risk, which means small cap and/or value stocks could fall out of favor with investors and trail the performance of other types of investments.

Small cap risk, which refers to the fact that historically, small cap companies tend to be more vulnerable to adverse business and economic events, have been more sensitive to changes in earnings results and forecasts and investor expectations, and experience sharper swings in market values than larger, more established companies. At times, small cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate.

Foreign investment risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

Emerging markets risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index or having per capita income in the low to middle ranges, as determined by the World Bank. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

Securities lending risk, which includes the potential insolvency of a borrower and losses due to the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.

Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Investment Policies

In addition to the investment objectives and strategies described above, each Fund has adopted certain fundamental and non-fundamental investment policies. Fundamental investment policies may be changed only by a vote of a Fund’s shareholders, while non-fundamental policies may be changed without a shareholder vote by a vote of a Fund’s Board. With the exception of the investment objective (which is substantially similar between each Acquired Fund and its corresponding Acquiring Fund), the fundamental investment policies of the Acquired Fund are identical to those of the Acquiring Fund.

Fundamental Investment Policies

Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)
Diversification

The Fund will not deviate from the definition of a “diversified company” as defined in the 1940 Act and rules thereunder.	Same

Industry Concentration

The Fund will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Same

Making Loans

The Fund will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.	Same

Underwriting Securities

The Fund will not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.	Same

Real Estate and Commodities

The Fund will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.	Same

Borrowing Money

The Fund will not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1⁄3% of the value of the Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.	Same

Issuing Senior Securities

The Fund will not issue “senior securities” as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Same

The Acquired Fund:	The Acquiring Fund:

Purchasing on Margin

The Fund will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.	Same

Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)
Diversification

The Fund will not deviate from the definition of a “diversified company” as defined in the 1940 Act and rules thereunder.	Same

Industry Concentration

The Fund will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Same

Making Loans

The Fund will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.	Same

Underwriting Securities

The Fund will not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.	Same

Real Estate and Commodities

The Fund will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.	Same

Borrowing Money

The Fund will not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1⁄3% of the value of the Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.	Same

Issuing Senior Securities

The Fund will not issue “senior securities” as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Same

The Acquired Fund:	The Acquiring Fund:

Purchasing on Margin

The Fund will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.	Same

Non-Fundamental Investment Policies

Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)
Oil, Gas or Other Mineral Leases

The Fund will not invest in oil, gas or other mineral leases or exploration or development programs.	Same

Short Sales

The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may engage in short sales on shares issued by ETFs.	Same

Control

The Fund will not make investments for the purpose of exercising control or management.	Same

Securities of Other Investment Companies

The Fund will not purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Same

Illiquidity

The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (5% for Money Market Investments) would be invested in securities that are illiquid.	Same

80% Test

The Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of large capitalization companies or in other investments with similar economic characteristics. The Fund defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Value Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy. The size of companies in the index changes with market conditions and the composition of the index.	The Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of large capitalization companies or in other investments with similar economic characteristics. The Fund defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy. The size of companies in the index changes with market conditions and the composition of the index.

Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)
Oil, Gas or Other Mineral Leases

The Fund will not invest in oil, gas or other mineral leases or exploration or development programs.	Same

Short Sales

The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may engage in short sales on shares issued by ETFs.	Same

Control

The Fund will not make investments for the purpose of exercising control or management.	Same

Securities of Other Investment Companies

The Fund will not purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Same

Illiquidity

The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (5% for Money Market Investments) would be invested in securities that are illiquid.	Same

80% Test

The Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small capitalization companies or in other investments with similar economic characteristics. The Fund defines small capitalization companies as companies with market capitalizations not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered to be securities of small capitalization companies for purposes of the Fund’s 80% investment policy. The size of the companies in the index changes with market conditions and the composition of the index.	The Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small capitalization companies or in other investments with similar economic characteristics. The Fund defines small capitalization companies as companies with market capitalizations not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered to be securities of small capitalization companies for purposes of the Fund’s 80% investment policy. The size of the companies in the index changes with market conditions and the composition of the index.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS’

INVESTMENT STRATEGIES AND RISKS

Large Capitalization Growth Investments (Acquiring Fund)

Investment objective

Capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Growth Index, which ranged from approximately $64.4 million to $717.1 billion as of November 30, 2014. The market capitalization of the companies in large-cap market indices and the Fund’s portfolio changes over time. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

How the Sub-advisers select the Fund’s investments

Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions. Growth style focuses on companies with growth of revenue and earnings potential exceeding that of the average of the market as a whole.

Frontier Capital Management Co., LLC (“Frontier”) seeks to invest primarily in equity securities of medium-sized companies believed to have attractive long-term capital appreciation potential. Frontier conducts in-depth fundamental research and selects securities using a bottom up approach. Frontier believes that growth must be purchased at a reasonable price. The percentage of the Fund’s assets allocated to Frontier is 10%.

Jackson Square Partners (“JSP”) invests primarily in common stocks of large capitalization growth-oriented companies that JSP believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, JSP seeks to select securities of companies that it believes have attractive end-market potential, dominant business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. JSP also considers a company’s operational efficiencies, management’s plans for capital allocation and the company’s shareholder orientation. The percentage of the Fund’s assets allocated to JSP is 30%.

Wells Capital Management, Inc. (“WellsCap”) seeks to construct a well-diversified portfolio which reduces risk while enhancing return. WellsCap employs a three pronged process. First, 50%-60% of the portfolio is a core allocation to lower volatility companies with stable growth records and proven management teams. Second, 30%-40% is an allocation to developing growth companies with average volatility that are experiencing structural changes or that the team believes can capitalize on evolving opportunities. Finally, 5%-10% represents companies with a below average valuation and an above average growth outlook where a near term catalyst is expected to enhance value. The percentage of the Fund’s assets allocated to WellsCap is 30%.

Westfield Capital Management Company, L.P. (“Westfield”) seeks reasonably-priced stocks of companies with high foreseen earnings potential. The percentage of the Fund’s assets allocated to Westfield is 30%.

Principal risks

Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:

Market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Investment style risk, which means large cap and/or growth stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on large cap and growth stocks. Both types of style tend to go in and out of favor. Additionally, the Fund generally will be more volatile than Large Capitalization Value Equity Investments because of the Fund’s focus on growth stocks.

Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser. Also, the Fund may experience a higher portfolio turnover rate, which is the frequency with which the Fund sells and replaces its securities within a given period. Higher turnover can increase the Fund’s transaction costs, thereby lowering its returns. It also may generate more taxable short-term gains for shareholders.

Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Small Capitalization Growth Investments (Acquiring Fund)

Investment objective

Capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of small capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Growth Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

How the Sub-advisers select the Fund’s investments

Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions. Growth style focuses on companies with growth of revenue and earnings potential exceeding that of the average of the market as a whole.

Wall Street Associates LLC (“Wall Street”) seeks companies with superior earnings growth, strong balance sheets, attractive valuations and potentially positive earnings surprises. The percentage of the Fund’s assets allocated to Wall Street is 50%.

Westfield Capital Management Company, L.P. (“Westfield”) seeks reasonably-priced stocks of companies with high foreseen earnings potential. The percentage of the Fund’s assets allocated to Westfield is 50%.

Principal risks

Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:

Market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Investment style risk, which means small cap and/or growth stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on small cap and growth stocks. Both types of style tend to go in and out of favor.

Small cap risk, which refers to the fact that historically, small cap stocks have been riskier than large and mid-cap stocks. Small cap companies tend to be more vulnerable to adverse business and economic events than larger, more established companies. Small cap companies tend to have more limited product lines, capital resources and/or management depth. Small cap companies tend to be more sensitive to changes in earnings results and forecasts and investor expectations and will experience sharper swings in market values. At times, small cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate. Additionally, the Fund generally will be more volatile than large cap funds because of the Fund’s focus on small cap stocks. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser. Also, the Fund may experience a higher portfolio turnover rate, which is the frequency with which the Fund sells and replaces its securities within a given period. Higher turnover can increase the Fund’s transaction costs, thereby lowering its returns. It also may generate more taxable short-term gains for shareholders.

Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Reorganization Agreement.

The Reorganization Agreement sets forth the terms and conditions of the Reorganization. Material provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Information Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about February 5, 2016 (the “Closing Date”), all of the assets and liabilities of each Acquired Fund will be transferred to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund, such that at and after the Closing Date, the assets and liabilities of each Acquired Fund will become the assets and liabilities of the corresponding Acquiring Fund. The transfer of assets by each Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Acquiring Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Acquiring Fund’s valuation procedures. Shares of each Acquiring Fund will be distributed to shareholders of the corresponding Acquired Fund in exchange for their Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of each Acquired Fund will own shares of the corresponding Acquiring Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, each Acquired Fund will be liquidated and its registration under the Investment Company Act will be terminated.

The Reorganization Agreement provides that the Board will declare a dividend or dividends with respect to each Acquired Fund prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of each Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Closing Date. The shareholders of each Acquired Fund will recognize ordinary income and capital gains with respect to this distribution and such income and gains may be subject to federal, state and/or local taxes.

Prior to the Closing Date, the Manager reserves the right to sell portfolio securities and/or purchase other securities for each Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the corresponding Acquiring Fund. To the extent an Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which would result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Trust with respect to each Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Trust with respect to an Acquired Fund will be deemed to be redemption requests for shares of the corresponding Acquiring Fund issued pursuant to the Reorganization Agreement. If any shares of an Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the corresponding Acquiring Fund shares issuable to the shareholder pursuant to the Reorganization Agreement will be redeemed. The Acquiring Funds do not expect to issue share certificates with respect to the Acquiring Funds. Any special options relating to a shareholder’s account in an Acquired Fund will transfer over to the corresponding Acquiring Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Reorganization Agreement, a form of which is attached hereto as Appendix A. Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of an Acquired Fund or the corresponding Acquiring Fund under the Reorganization Agreement if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund. Certain conditions under the Reorganization Agreement cannot be waived by the Trust, including the condition that the Reorganization Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP. The Board may abandon the Reorganization Agreement and the Reorganization at any time for any reason prior to the Closing Date. The Reorganization Agreement further provides that, at any time prior to the Reorganization, the Funds may amend any of the provisions of the Reorganization Agreement; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of an Acquiring Fund’s shares to be issued to the corresponding Acquired Fund’s shareholders under the Reorganization Agreement to the detriment of the Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund(s) and the Acquiring Fund(s), as applicable.

Each Fund will bear an equal portion of the expenses incurred in connection with the Reorganization. The estimated aggregate costs are $65,000. The payment of such fees and expenses will be considered an extraordinary fund expense by the Funds and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement.

Description of Reorganization Shares.

Shares of each Acquiring Fund will be issued to the corresponding Acquired Fund’s shareholders in accordance with the Reorganization Agreement. Shares of each Acquiring Fund will be distributed to shareholders of the corresponding Acquired Fund at the Closing Date in exchange for their Shares of the Acquired Fund. There are no material differences in the transactional or other procedures between the Shares of the Acquired Funds and the Shares of the Acquiring Funds.

Board Considerations for Approving the Reorganization.

The Trustees have approved the proposed Reorganization. The Board considered the Reorganization at a meeting held on October 6, 2015, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act, approved the Reorganization Agreement. In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of each of the Acquired Funds and their shareholders; and (ii) the interests of each Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board considered a number of factors, including:

•	the future prospects of each Acquired Fund if the Reorganization was not effected, including the Acquired Fund’s continuing viability as a stand-alone series of the Trust;

•	the substantial similarity of the investment objectives and investment strategies of each Acquired Fund to those of the corresponding Acquiring Fund;

•	that the current management fee, administration fee and total annual fund operating expenses with respect to each Acquired Fund for the fiscal year ended August 31, 2014 was identical to that of the corresponding Acquiring Fund;

•	the performance of each Acquiring Fund as compared to the performance of the corresponding Acquired Fund;

•	the reasonableness of the terms of the Reorganization Agreement; and

•	that the Reorganization is intended to be tax-free for U.S. Federal income tax purposes for shareholders of each Acquired Fund.

The Board of each Acquiring Fund has also determined that (i) participation in the Reorganization is in the best interest of each Acquiring Fund and its shareholders; and (ii) the interests of each Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization.

Federal Income Tax Consequences.

Each Acquired Fund and the corresponding Acquiring Fund each intends to qualify as of the Closing Date as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes to the extent it makes timely distributions of such income and gains to shareholders. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

•	The transfer to the applicable Acquiring Fund of all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by the Trust, on behalf of such Acquiring Fund, of all of the liabilities of such Acquired Fund, followed by the distribution of such Acquiring Fund shares to the Acquired Fund shareholders of the applicable Acquired Fund in complete liquidation of such Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and the corresponding Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by such Acquiring Fund upon receipt of the assets of the corresponding Acquired Fund solely in exchange for the applicable Acquiring Fund shares and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the applicable Acquired Fund;

•	The tax basis in the hands of such Acquiring Fund of the assets of the corresponding Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer;

•	The holding period of each asset in the hands of such Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the corresponding Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to a particular asset);

•	No gain or loss will be recognized by such Acquired Fund upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the applicable Acquiring Fund shares and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation;

•	No gain or loss will be recognized by the Acquired Fund shareholders of such Acquired Fund upon the exchange of their Acquired Fund shares solely for the Acquiring Fund shares of the corresponding Acquiring Fund as part of the Reorganization;

•	The aggregate tax basis of the Acquiring Fund shares that each Acquired Fund shareholder of the applicable Acquired Fund receives in the Reorganization will be the same as the aggregate tax basis of its Acquired Fund shares exchanged therefor; and

•	Each Acquired Fund shareholder’s holding period for its Acquiring Fund shares received in the Reorganization will include the holding period for the Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held such Acquired Fund Shares as capital assets on the date of the exchange.

No opinion will be expressed as to the effect of the Reorganization on (i) an Acquired Fund or an Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) an Acquired Fund or an Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the applicable Acquired Fund and Acquiring Fund.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

As of August 31, 2015, the Large Capitalization Value Equity Investments fund respectively had unutilized capital loss carryforwards of approximately $129 million. The final amount of unutilized capital loss carryforwards for the Acquired Funds are subject to change and will not be finally determined until the Closing Date of the Reorganization. Under Section 382 of the Code, the ability of the Acquiring Funds to fully utilize the capital loss carryforwards of the applicable Acquired Fund may be limited because the Reorganization will result in a change in control of each Acquired Fund. Therefore, the capital loss carryforwards that may be utilized as tax deductions by an Acquiring Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the IRS that approximates a tax-exempt bond yield. Furthermore, unused capital loss carryforwards of the Acquired Funds that arose in taxable years that began on or before December 22, 2010, generally expire eight years after the year in which they arose.

Immediately prior to the Reorganization, each Acquired Fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to the Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for taxable years ending on or prior to the Closing Date, all of its net tax–exempt income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). Such distribution may result in taxable income to an Acquired Fund shareholder.

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax–exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. This discussion does not address any state, local or foreign or non–income tax consequences of the Reorganizations. You should consult your tax adviser for the particular tax consequences to you of the applicable transaction, including the applicability of any state, local or foreign tax laws.

Shareholder Rights, Description of the Securities to be Issued.

The Trust is organized as a Massachusetts business trust. Each Acquired Fund and each Acquiring Fund are a series of the Trust and, therefore, shareholders of each Acquired Fund and each Acquiring Fund are shareholders of the same legal entity, the Trust. The Trust’s Master Trust Agreement (“Trust Agreement”), the Trust’s governing document, does not afford any rights to the shareholders of the Acquiring Funds that differ in any material respect from the rights afforded to the shareholders of the Acquired Funds.

Each share in an Acquiring Fund represents an equal proportionate interest in the Acquiring Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Acquiring Fund as are declared in the discretion of the Trust’s Board. When sold in accordance with the Trust Agreement, and for the consideration described in its registration statement, shares of the Acquiring Fund will be fully paid and non-assessable.

Acquiring Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of an Acquiring Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Acquiring Fund and a proportionate distribution, based upon the relative asset values of the Trust’s series, of any general assets of the Trust not belonging to any particular series of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

The Trust Agreement does not prescribe any rights or privileges to the Shares of an Acquiring Fund that differ in any material respect from the rights or privileges prescribed to the Shares of the corresponding Acquired Fund.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Investment Manager

Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. Subject to Board review, the Manager selects and oversees professional money managers (the Sub-advisers) who are responsible for investing the assets of the Fund. The Sub-advisers are selected based primarily upon the research and recommendation of the Manager, which includes a quantitative and qualitative evaluation of a Sub-adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies. The Manager allocates and, when appropriate, reallocates the Fund’s assets among the Sub-advisers, continuously monitors and evaluates Sub-adviser performance (including trade execution), performs other due-diligence functions (such as an assessment of changes in personnel or other developments at the Sub-advisers), and oversees Sub-adviser compliance with the Fund’s investment objectives, policies and guidelines. The Manager also monitors changes in market conditions and considers whether changes in the allocation of Fund assets or the lineup of Sub-advisers should be made in response to such changes in market conditions. Sub-advisers may also periodically recommend changes or enhancements to the Fund’s investment objectives, policies and guidelines, which are subject to the approval of the Manager and may also be subject to the approval of the Board.

The chart below shows the contractual management fees for each Fund and the actual management fees paid to the Manager for the fiscal year ended August 31, 2015, based on a percentage of average daily net assets.

Fund	Contractual Management Fee	Actual Management Fee Paid During Most Recent Fiscal Year
Large Capitalization Value Equity Investments (Acquired Fund)	0.60%	0.60%
Large Capitalization Growth Investments (Acquiring Fund)	0.60%	0.60%
Small Capitalization Value Equity Investments (Acquired Fund)	0.80%	0.79%
Small Capitalization Growth Investments (Acquiring Fund)	0.80%	0.80%

A discussion of the basis the Consulting Group Capital Markets Funds’ Board of Trustees used in reapproving the investment advisory agreement for each Fund is available in each Fund’s annual report for the fiscal period ended August  31, 2015.

Payments to Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Performance of the Funds

Following the Reorganization, each Acquiring Fund will be the accounting and performance survivor.

This section provides some indication of the risks of investing in the Funds. The bar chart shows how the performance of each Acquired Fund’s Shares and the corresponding Acquiring Fund’s Shares has varied from year to year. The tables show the average annual total returns for the past one year, five years and ten years for each of the Acquired Funds and the Acquiring Funds. The tables compare that performance to certain indexes. Past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Large Capitalization Value Equity Investments (Acquired Fund):

Annual total returns (%) as of December 31, 2014

Large Capitalization Value Equity Investments

Fund’s best and worst calendar quarters

Best: 18.13% in 2nd quarter 2009

Worst: (22.03)% in 4th quarter 2008

Year-to-date: (10.63)% (through 3rd quarter 2015)

Average Annual Total Returns (for the periods ended

December 31, 2014)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)	5.91%	10.59%	4.13%
Return Before Taxes	9.14%	13.10%	6.10%
Return After Taxes on Distributions	8.72%	12.71%	5.22%
Return After Taxes on Distributions and Sale of Fund Shares	5.52%	10.53%	4.76%
Russell 1000® Value Index (reflects no deduction for expenses or taxes)	13.45%	15.42%	7.30%
Lipper Large-Cap Value Funds Average	10.76%	13.73%	6.80%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Russell 1000® Value Index. The benchmark represents the stocks in the Russell 1000® Index with less than average growth orientation. The Russell 1000® Index includes the 1,000 largest U.S. companies by market capitalization. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper Large-Cap Value Funds Average. The Lipper Large-Cap Value Funds Average is comprised of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Large cap value securities typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

Large Capitalization Growth Investments (Acquiring Fund):

Annual total returns (%) as of December 31, 2014

Large Capitalization Growth Investments

Fund’s best and worst calendar quarters

Best: 16.14% in 1st quarter 2012

Worst: (24.61)% in 4th quarter 2008

Year-to-date: (3.75)% (through 3rd quarter 2015)

Average Annual Total Returns (for the periods ended

December 31, 2014)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)	7.44%	12.24%	5.89%
Return Before Taxes	10.72%	14.78%	7.89%
Return After Taxes on Distributions	7.61%	13.68%	7.28%
Return After Taxes on Distributions and Sale of Fund Shares	8.21%	11.82%	6.36%
Russell 1000® Growth Index (reflects no deduction for expenses or taxes)	13.05%	15.81%	8.49%
Lipper Large-Cap Growth Funds Average	10.98%	14.58%	7.91%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Russell 1000® Growth Index. The benchmark is composed of those Russell 1000® Index securities with greater than average growth orientation. The Russell 1000® Index is composed of the 1,000 largest U.S. companies by market capitalization. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper Large-Cap Growth Funds Average. The Lipper Large-Cap Growth Funds Average is composed of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Large cap growth securities will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the S&P 500® Index.

Small Capitalization Value Equity Investments (Acquired Fund):

Annual total returns (%) as of December 31, 2014

Small Capitalization Value Equity Investments

Fund’s best and worst calendar quarters

Best: 24.90% in 3rd quarter 2009

Worst: (23.94)% in 4th quarter 2008

Year-to-date: (11.29)% (through 3rd quarter 2015)

Average Annual Total Returns (for the periods ended

December 31, 2014)

Inception Date: 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)	.65%	12.72%	7.56%
Return Before Taxes	3.71%	15.28%	9.59%
Return After Taxes on Distributions	.77%	13.61%	7.56%
Return After Taxes on Distributions and Sale of Fund Shares	4.25%	12.31%	7.58%
Russell 2000® Value Index (reflects no deduction for expenses or taxes)	4.22%	14.26%	6.89%
Lipper Small-Cap Value Funds Average	3.05%	14.42%	7.48%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Russell 2000® Value Index. The benchmark represents stocks in the Russell 2000® Index with less-than-average growth orientation. The Russell 2000® Index is composed of the smallest 2,000 U.S. stocks out of the Russell 3000® Index universe. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper Small-Cap Value Funds Average, which is composed of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small cap value securities will normally have a below average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the S&P SmallCap 600® Index.

Small Capitalization Growth Investments (Acquiring Fund):

Annual total returns (%) as of December 31, 2014

Small Capitalization Growth Investments

Fund’s best and worst calendar quarters

Best: 22.52% in 2nd quarter 2009

Worst: (29.41)% in 4th quarter 2008

Year-to-date: (5.90)% (through 3rd quarter 2015)

Average Annual Total Returns (for the periods ended

December 31, 2014)

Inception Date: 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)	1.64%	13.31%	6.21%
Return Before Taxes	4.74%	15.88%	8.22%
Return After Taxes on Distributions	-1.36%	14.32%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	5.62%	12.53%	6.57%
Russell 2000® Growth Index (reflects no deduction for expenses or taxes)	5.60%	16.80%	8.54%
Lipper Small-Cap Growth Funds Average	2.01%	15.42%	7.88%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Russell 2000® Growth Index. This index represents companies in the Russell 2000® Index with better than average growth orientation. The Russell 2000® Index includes the smallest 2000 U.S. companies out of the Russell 3000® Index universe. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper Small-Cap Growth Funds Average. The Lipper Small-Cap Growth Funds Average is composed of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small cap growth securities normally have an above-average price-to-earnings ratio price-to-book ratio and three-year earnings growth figure, compared to the S&P SmallCap 600® Index.

ADDITIONAL INFORMATION ABOUT EACH ACQUIRING FUND AND ACQUIRED FUND

Information about each Acquiring Fund and each Acquired Fund is or will be included in (i) the prospectuses of each Fund, dated January 1, 2016, as supplemented; (ii) the SAI for each Fund, dated January 1, 2016; and (iii) the Annual Report for each Fund for the 12-month period ended August 31, 2015.

Copies of these documents related to this Prospectus/Information Statement and any subsequently released shareholder reports are available upon request and without charge by calling 1-888-454-3965 (ask for “Consulting Group”) or by writing to the Funds at: Consulting Group Capital Markets Funds, 2000 Westchester Avenue, Purchase, NY 10577 or at the Funds’ website at www.morganstanley.com/cgcm.

Consulting Group Capital Markets Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Room, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates, or on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights for the Acquiring Funds

The financial highlights of each Acquiring Fund are provided below. The tables are intended to help you understand each Acquiring Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below. The information in the financial highlights tables for the fiscal year ended August 31, 2015 and prior has been audited by Deloitte & Touche LLP, whose reports, along with the Acquiring Fund’s financial statements are included in the Acquiring Fund’s annual report, which is incorporated herein by reference.

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth

Investments (Acquiring Fund)

	2015		2014	2013	2012	2011
Net asset value, Beginning of Year	$22.19		$19.29	$16.39	$14.24	$11.80

Income from Operations:
Net investment income(1)	0.08		0.07	0.11	0.06	0.07
Net realized and unrealized gain	0.87		4.47	2.85	2.17	2.40

Total Income from Operations	0.95		4.54	2.96	2.23	2.47

Less Distributions From:
Net investment income	(0.07)		(0.11)	(0.06)	(0.08)	(0.03)
Net realized gain	(2.44)		(1.53)	—	—	—

Total Distributions	(2.51)		(1.64)	(0.06)	(0.08)	(0.03)

Net Asset Value, End of Year	$20.63		$22.19	$19.29	$16.39	$14.24

Total Return(2)	4.39	%(3)	24.35%	18.11%	15.71%	20.89%
Net Assets, End of Year (millions)	$1,353		$1,780	$1,571	$1,566	$1,738
Ratios of Average Net Assets:
Gross expenses	0.68%		0.67%	0.69%	0.69%	0.68%
Net expenses	0.68		0.67	0.69	0.69	0.68
Net investment income	0.36		0.33	0.60	0.40	0.47
Portfolio Turnover Rate	66%		56%	57%	66%	76%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(3)	The Manager contributed a non-recourse voluntary reimbursement to Large Capitalization Growth Investments. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the impact was less than 0.00% to the total return for Large Capitalization Growth Investments.

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth

Investments (Acquiring Fund)

	2015		2014	2013		2012	2011
Net asset value, Beginning of Year	$28.53		$25.22	$19.81		$17.76	$14.62

Income (Loss) from Operations:
Net investment loss(1)	(0.12)		(0.12)	(0.00	) (2)	(0.07)	(0.07)
Net realized and unrealized gain	1.93		4.36	5.41		2.12	3.21

Total Income from Operations	1.81		4.24	5.41		2.05	3.14

Less Distributions From:
Net realized gain	(5.95)		(0.93)	—		—	—

Total Distributions	(5.95)		(0.93)	—		—	—

Net Asset Value, End of Year	$24.39		$28.53	$25.22		$19.81	$17.76

Total Return(3)	7.36	%(5)	16.91%	27.31%		11.54%	21.48%
Net Assets, End of Year (millions)	$229		$296	$311		$247	$278
Ratios of Average Net Assets:
Gross expenses	0.93%		0.92%	0.97%		0.98%	0.95%
Net expenses(4)	0.93		0.92	0.97		0.97	0.93
Net investment loss	(0.45)		(0.42)	(0.02)		(0.40)	(0.37)
Portfolio Turnover Rate	89%		80%	90%		68%	73%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Amounts represent less than $(0.01) per share.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	The Manager contributed a non-recourse voluntary reimbursement to Small Capitalization Growth Investments. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for Small Capitalization Growth Investments was 7.27%.

Distributor

Morgan Stanley Smith Barney LLC, located at 2000 Westchester Avenue, Purchase, New York 10577, serves as the Funds’ distributor pursuant to a written agreement, which was approved by the Trustees of the Trust, including a majority of the Independent Trustees. The distributor may be deemed to be an underwriter for purposes of the 1933 Act. The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

Administrator

BBH&Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as the Trust’s custodian, fund accountant and administrator. Under its agreements with the Trust, BBH&Co. holds the Trust’s Fund securities, calculates each Fund’s daily NAV provides various administrative services and keeps all required accounts and records. For its custody services, BBH&Co. receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges and out-of-pocket expenses. For its administrative services, BBH&Co. receives an annual asset-based fee of 0.025% on assets up to the first $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion and out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

FORM OF ORGANIZATION

Each Fund is a series of Consulting Group Capital Markets Funds, an open-end management investment company formed as a Massachusetts business trust on April 12, 1991 pursuant to a Master Trust Agreement, dated April 12, 1991. Consulting Group Capital Markets Funds is governed by a Board of Trustees consisting of six members.

CAPITALIZATION

Only shareholders of record at the close of business on [            ], 2015, will receive this Prospectus/Information Statement. Please see Appendix B for information pertaining to the interests of certain persons in the Funds.

The following table shows the capitalization of each Acquiring Fund and the corresponding Acquired Fund as of August 31, 2015, and on a pro forma basis as of that date, giving effect to the acquisition of assets at net asset value. The pro forma net asset values per share assume each Acquired Fund shares to be issued in the Reorganization were instead issued on August 31, 2015. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of an Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

	Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)	Pro Forma Adjustments		Large Cap Equity Fund (Pro Forma Combined)
Net Assets	$1,231,333,666	$1,352,634,925	$(32,500	)(1)	$2,583,936,091
Shares Outstanding	99,190,017	65,561,563	(39,509.443	)(2)	125,242,137
Net Asset Value Per Share*	$12.41	$20.63	—		$20.63

	Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)	Pro Forma Adjustments		Small-Mid Cap Equity Fund (Pro Forma Combined)
Net Assets	$214,344,923	$228,585,735	$(32,500	)(1)	$442,898,158
Shares Outstanding	16,894,387	9,372,680	(8,106,954	)(2)	18,160,113
Net Asset Value Per Share*	$12.69	$24.39	—		$24.39

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(1)	Reflects the charge for estimated Reorganization expenses of $32,500 by the Acquired Fund.
(2)	Adjustment to the shares outstanding due to the Reorganization.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. Each Fund declares and pays dividends, if any, annually from net investment income. All of the Funds declare and distribute realized net capital gains, if any, annually, typically in December. The Funds expect distributions to be primarily from capital gains. All dividends and capital gains are reinvested in shares of the Fund that paid them unless the shareholder elects to receive them in cash.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Fund shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of Consulting Group Capital Markets Funds at 2000 Westchester Avenue, Purchase, New York 10577, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The

Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholder communications received during the prior quarter, which summary shall identify the substance of such communications.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report with respect to the Acquired Funds and the Acquiring Funds has been incorporated by reference into this Prospectus/Information Statement in reliance upon the report of Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, the independent registered public accounting firm for each Fund, given on their authority as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

APPENDIX A

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 9th day of December, 2015, by and between Consulting Group Capital Markets Funds, a Massachusetts business trust (the “Trust”), on behalf of its Large Capitalization Value Equity Investments and/or Small Capitalization Value Equity Investments (each, an “Acquired Fund” and, together, the “Acquired Funds”), and the Trust, on behalf of its Large Capitalization Growth Investments (which will be renamed “Large Cap Equity Fund”) and Small Capitalization Growth Investments (which will be renamed “Small-Mid Cap Equity Fund”) (each, an “Acquiring Fund” and, together the “Acquiring Funds”) (altogether, the “Funds”). Consulting Group Advisory Services (“CGAS”) joins this Agreement solely for purposes of Sections 14(b). Except for the Acquired Funds and Acquiring Funds, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 2000 Westchester Avenue, Purchase, NY 10577.

WHEREAS, the Trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 12, 1991, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each Acquired Fund and each Acquiring Fund are separate investment series of the Trust and each Acquired Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, each of the Funds is authorized to issue its shares of beneficial interest;

WHEREAS, each Fund intends this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Fund solely in exchange for the assumption by the corresponding Acquiring Fund of all of the liabilities of such Acquired Fund and shares of beneficial interest of such Acquiring Fund (“Acquiring Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Acquiring Fund Shares to the holders of shares of the applicable Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of such Acquired Fund. The parties hereto hereby covenant and agree as follows:

1. Plan of Reorganization. At the Closing Date, each Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the corresponding Acquiring Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and each Acquiring Fund shall acquire all assets, and shall assume all liabilities of the corresponding Acquired Fund, and the Acquiring Fund shall deliver to such Acquired Fund a number of Acquiring Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of shares of an Acquired Fund at the Closing Date shall be credited with full and fractional shares of the corresponding Acquiring Fund. The assets and liabilities of each Acquired Fund shall be exclusively assigned to and assumed by the corresponding Acquiring Fund. All debts, liabilities, obligations and duties of each Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the corresponding Acquiring Fund and may be enforced against such Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2. Transfer of Assets.

(a) The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b) Each Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the corresponding Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions. Each Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the corresponding Acquiring Fund with a list of its portfolio securities and other investments. In the event that an Acquired Fund holds any investments that the corresponding Acquiring Fund may not hold, the Acquired Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that such Acquired Fund and the corresponding Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c) Each Acquired Fund shall direct BBH&Co., as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the corresponding Acquiring Fund within two business days prior to or at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by such Acquired Fund prior to or as of the Closing Date for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which such Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) Each Acquired Fund shall direct BNY Mellon Investment Servicing (US) (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired

Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The corresponding Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3. Calculations.

(a) The number of full and fractional Acquiring Fund Shares to be issued in exchange for the corresponding Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of such Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the corresponding Acquiring Fund on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of shares of an Acquired Fund at the Closing Date shall be credited with full and fractional shares of the corresponding Acquiring Fund.

(b) The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the time at which such Acquiring Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933, as amended (the “1933 Act”).

4. Valuation of Assets. The value of the assets of an Acquired Fund shall be the value of such assets computed as of the time at which such Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of an Acquired Fund to be transferred to the corresponding Acquiring Fund shall be computed by such Acquired Fund. In determining the value of the securities transferred by an Acquired Fund to the corresponding Acquiring Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the applicable Acquired Fund, provided that such determination shall be subject to the approval of the corresponding Acquiring Fund. Each Acquired Fund and each Acquiring Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5. Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on              , 2016, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of an Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6. Liquidation of the Acquired Funds and Cancellation of Shares. At the Closing Date, each Acquired Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by such Acquired Fund will be distributed to the shareholders of record of the applicable Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired

Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the applicable Acquiring Fund in the name of each shareholder of the corresponding Acquired Fund that represents the respective number of Acquiring Fund Shares due such shareholder. All of the issued and outstanding shares of each Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive the applicable Acquiring Fund Shares. Each Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of each Acquired Fund.

7. Representations and Warranties of each Acquiring Fund. Each Acquiring Fund represents and warrants to the corresponding Acquired Fund as follows:

(a) The Acquiring Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Acquiring Fund have been duly established and represent a fractional undivided interest in the Acquiring Fund. The issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquiring Fund. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and nonassessable.

(d) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquiring Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquiring Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e) The audited financial statements of the Acquiring Fund as of August 31, 2015 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(f) Since August 31, 2015, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(g) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Fund.

(j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquiring Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l) The Acquiring Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m) The information statement and prospectus and statement of additional information (collectively, the “Information Statement/Prospectus”) to be included in the Acquiring Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquiring Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8. Representations and Warranties of each Acquired Fund. Each Acquired Fund represents and warrants to the corresponding Acquiring Fund as follows:

(a) The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d) The audited financial statements of each Acquired Fund as of August 31, 2015 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e) Since August 31, 2015, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring

Fund pursuant to Section 1. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(g) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j) Except for contracts and agreements disclosed to the Acquiring Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m) The Information Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquiring Fund and furnished by the Acquiring Fund to the Acquired Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9. Covenants of each Acquiring Fund and each Acquired Fund.

(a) Each Acquiring Fund and each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b) Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c) Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d) As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of such Acquired Fund for federal income tax purposes that will be carried over by such Acquiring Fund as a result of Section 381 of the Code, and certified by such Acquired Fund’s President, Vice President or Treasurer.

10. Conditions Precedent to Obligations of each Acquiring Fund. The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of such Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, such Acquiring Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) Such Acquiring Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(i) The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) Such Acquired Fund shall have delivered to the corresponding Acquiring Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d) On the Closing Date, such Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the corresponding Acquiring Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11. Conditions Precedent to Obligations of each Acquired Fund. The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of such Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, such Acquired Fund shall have received a certificate from the President or Vice President of the Acquiring Fund, dated as of such date, certifying on behalf of the Acquiring Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) Such Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i) The Acquiring Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquiring Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquiring Fund is a party or by which any properties belonging to the Acquiring Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquiring Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its respective properties or assets and the Acquiring Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Acquiring Fund may under certain circumstances be held personally liable for its obligations).

(viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) On the Closing Date, such Acquiring Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the corresponding Acquiring Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Acquiring Fund, dated as of such date, certifying on behalf of the Acquiring Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12. Further Conditions Precedent to Obligations of each Acquired Fund and each Acquiring Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to a pair of the Funds, then either Fund of such pair shall, at its option, not be required to consummate the transactions contemplated by this Agreement (where such conditions shall be read to apply separately to each pair of Funds).

(a) The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Acquiring Fund, shall have approved this Agreement.

(b) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Acquiring Fund for Federal income tax purposes:

(i) The transfer to the applicable Acquiring Fund of all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by the Trust, on behalf of such Acquiring Fund, of all of the liabilities of such Acquired Fund, followed by the distribution of such Acquiring Fund shares to the Acquired Fund shareholders of the applicable Acquired Fund in complete liquidation of such Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and the corresponding Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by such Acquiring Fund upon receipt of the assets of the corresponding Acquired Fund solely in exchange for the applicable Acquiring Fund shares and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the applicable Acquired Fund;

(iii) The tax basis in the hands of such Acquiring Fund of the assets of the corresponding Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer;

(iv) The holding period of each asset in the hands of such Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the corresponding Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to a particular asset);

(v) No gain or loss will be recognized by such Acquired Fund upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the applicable Acquiring Fund shares and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation;

(vi) No gain or loss will be recognized by the Acquired Fund shareholders of such Acquired Fund upon the exchange of their Acquired Fund shares solely for the Acquiring Fund shares of the corresponding Acquiring Fund as part of the Reorganization;

(vii) The aggregate tax basis of the Acquiring Fund shares that each Acquired Fund shareholder of the applicable Acquired Fund receives in the Reorganization will be the same as the aggregate tax basis of its Acquired Fund shares exchanged therefor; and

(viii) Each Acquired Fund shareholder’s holding period for its Acquiring Fund shares received in the Reorganization will include the holding period for the Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held such Acquired Fund Shares as capital assets on the date of the exchange.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).

13. Closing Date of the Reorganization. The exchange of an Acquired Fund’s assets for the applicable Acquiring Fund Shares shall be effective as of opening of business on [February5, 2016], or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14. Termination.

(a) This Agreement may be terminated by the mutual agreement of an Acquiring Fund and the corresponding Acquired Fund. In addition, either an Acquiring Fund or the corresponding Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii) by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Acquiring Fund’s shareholders;

(b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the applicable Acquired Fund, the applicable Acquiring Fund, the Trust, or their Trustees or officers, to the other party. In such event, CGAS shall bear the proportionate expenses incurred by an Acquired Fund and the corresponding Acquiring Fund incidental to the preparation and carrying out of this Agreement.

15. Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the applicable Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.

16. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17. Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:

Donna M. Marley

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

with a copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Acquiring Fund:

Donna M. Marley

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

with a copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

18. Fees and Expenses.

(a) Each Acquiring Fund and the each Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be divided equally among each Fund. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Funds’ shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees.

19. Headings and Interpretation, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Further, the parties acknowledge that this Agreement is intended to cover two separate reorganizations, each of which concerns one Acquired Fund and a corresponding Acquiring Fund, and should be read to apply to each such reorganization separately.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d) Each Acquiring Fund and each Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e) A copy of the Trust’s Master Trust Agreement is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to each Acquiring Fund and each Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to such Acquiring Fund and such Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

[Signature Page follows; remainder of this page intentionally left blank]

SIGNATURE PAGE

Consulting Group Capital Markets Funds, ON BEHALF OF ITS SERIES, Large Capitalization Value Equity Investments (Acquired Fund)	Consulting Group Capital Markets Funds, ON BEHALF OF ITS SERIES, Small Capitalization Value Equity Investments (Acquired Fund)

By:	By:
Name:	Name:
Title:	Title:

Consulting Group Capital Markets Funds, ON BEHALF OF ITS SERIES, Large Capitalization Growth Investments (Acquiring Fund)	Consulting Group Capital Markets Funds, ON BEHALF OF ITS SERIES, Small Capitalization Growth Investments (Acquiring Fund)

By:	By:
Name:	Name:
Title:	Title:

SOLELY FOR PURPOSES OF SECTIONS 14(b), CONSULTING GROUP ADVISORY SERVICES

By:
Name:
Title:

APPENDIX B INTERESTS OF CERTAIN PERSONS

As of December 31, 2014, no shareholder owned of record or beneficially 5% or more of the outstanding shares of any Fund.

As of December 31, 2014, none of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities issued by the Manager or its affiliates, any Sub-adviser or distributor of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Manager, any Sub-advisers or distributor of the Trust.

As of December 31, 2014, the Trustees and officers of the Trust as a group owned, of record, less than 1% of the outstanding shares of the Trust.

PART B

CONSULTING GROUP CAPITAL MARKETS FUNDS

Statement of Additional Information

[January 8, 2016]

Acquired Funds	Acquiring Funds
Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
Large Capitalization Value Equity Investments	Large Capitalization Growth Investments
(a series of Consulting Group Capital Markets Funds)	(a series of Consulting Group Capital Markets Funds)

2000 Westchester Avenue	2000 Westchester Avenue
Purchase, NY 10577	Purchase, NY 10577
Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
Small Capitalization Value Equity Investments	Small Capitalization Growth Investments
(a series of Consulting Group Capital Markets Funds)	(a series of Consulting Group Capital Markets Funds)

2000 Westchester Avenue	2000 Westchester Avenue
Purchase, NY 10577	Purchase, NY 10577

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement, dated [January 8, 2016,] relating specifically to the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund and the assumption of all the liabilities of each Acquired Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to those of the applicable Acquired Fund.

To obtain a copy of the Prospectus/Information Statement, please call 1-888-454-3965 (ask for “Consulting Group”) or write to the Funds at: Consulting Group Capital Markets Funds, 2000 Westchester Avenue, Purchase, NY 10577 or go to the Funds’ website at www.morganstanley.com/cgcm. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Prospectus/Information Statement.

TABLE OF CONTENTS

1.	General Information	B-3

2.	Documents Incorporated by Reference, including Financial Statements	B-3

3.	Pro Forma Financial Statements and Notes for the Large Capitalization Value Equity Investments and Large Capitalization Growth Investments	B-4

4.	Pro Forma Financial Statements and Notes for the Small Capitalization Value Equity Investments and Small Capitalization Growth Investments	B-19

GENERAL INFORMATION

For further information about the Reorganization, see the Prospectus/Information Statement.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Funds consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The information concerning each Acquired Fund in the Statement of Additional Information for the Consulting Group Capital Markets Funds, dated January 1, 2016; and

2.	The Financial Statements of each Acquired Fund in the Consulting Group Capital Markets Funds Annual Report filed for the year ended August 31, 2015.

3.	The information concerning the Acquiring Funds in the Statement of Additional Information for the Consulting Group Capital Markets Funds, dated January 1, 2016; and

4.	The Financial Statements of the Acquiring Funds as included in the Consulting Group Capital Markets Funds Annual Report filed for the year ended August 31, 2015.

PRO FORMA FINANCIAL STATEMENTS AND NOTES FOR THE LARGE CAPITALIZATION

VALUE EQUITY INVESTMENTS AND LARGE CAPITALIZATION GROWTH INVESTMENTS

Shown below are the financial statements for the Reorganization as of the dates indicated and pro forma financial statements for the combined Fund (the “Combined Fund”), assuming the Reorganization occurred on August 31, 2015. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund. The table presents a Schedule of Portfolio Investments for each Fund and pro forma figures for the Combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements.

Statements of Assets and Liabilities August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)	Pro Forma Adjustments		Large Cap Equity Fund (Pro Forma Combined)
Assets:
Investments, at value[1,2]	$1,245,012,957	$1,363,490,236	$—		$2,608,503,193
Cash	1,334	1,235	—		2,569
Receivable for securities sold	1,295,771	4,303,622	—		5,599,393
Dividends and interest receivable	4,163,928	1,042,165	—		5,206,093
Receivable for Fund shares sold	939,932	176,247	—		1,116,179
Prepaid expenses	20,775	22,853	—		43,628

Total Assets	1,251,434,697	1,369,036,358	—		2,620,471,055

Liabilities:
Payable for collateral received from securities on loan	16,427,951	6,735,317	—		23,163,268
Payable for Fund shares repurchasd	1,559,534	1,752,690	—		3,312,224
Payable for securities purchased	1,211,067	6,891,474	—		8,102,541
Investment management fee payable	612,403	683,568	—		1,295,971
Transfer agent fees payable	12,889	18,483	—		31,372
Custody fee payable	128,690	166,337	—		295,027
Trustees’ fees payable	52,535	66,410	—		118,945
Accrued expenses	95,962	87,154	32,500	(a)	215,616

Total Liabilities	20,101,031	16,401,433	32,500		36,534,964

Total Net Assets	$1,231,333,666	$1,352,634,925	$(32,500)		$2,583,936,091

Net Assets:
Par value	$99,190	$65,562	$—		$164,752
Paid-in-capital in excess of par value	1,227,293,253	713,083,955	—		1,940,377,208
Undistributed net investment income	15,847,870	5,820,229	(32,500	) (a)	21,635,599
Accumulated net realized gain (loss)	(140,301,779)	277,576,528	—		137,274,749
Net unrealized appreciation	128,395,132	356,088,651	—		484,483,783

Total Net Assets	$1,231,333,666	$1,352,634,925	$(32,500)		$2,583,936,091

Shares Outstanding	99,190,017	65,561,563	(39,509,443	) (b)	125,242,137

Net Asset Value	$12.41	$20.63	—		$20.63

[1]Investments, at cost	$1,116,617,825	$1,007,401,585	—		$2,124,019,410

[2]Includes securities on loan	$16,198,670	$6,943,583	—		$23,142,253

(a)	Reflects one-time cost related to the Reorganization by the Acquired Fund.
(b)	Adjustment to the shares outstanding due to the Reorganization.

Statements of Operations For the twelve months ended August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	Large Capitalization Growth Investments (Acquiring Fund)	Pro Forma Adjustments		Large Cap Equity Fund (Pro Forma Combined)
Investment Income:
Dividends	$33,288,332	$17,464,397	$—		$50,752,729
Interest	17,776	14,007	—		31,783
Income from securities lending	123,552	35,904	—		159,456
Less: Foreign taxes withheld	(371,130)	(175,668)	—		(546,798)

Total Investment Income	33,058,530	17,338,640	—		50,397,170

Expenses:
Investment management fee	8,358,279	10,036,865	—		18,395,144
Transfer agent fees	147,409	176,400	—		323,809
Custody fees	391,725	479,295	—		871,020
Trustees’ fees	221,447	266,259	—		487,706
Shareholder reports	166,660	157,521	(157,521	) (a)	166,660
Insurance	52,390	59,724	—		112,114
Audit and tax	58,083	63,642	(58,083	) (a)	63,642
Legal fees	39,079	44,717	(39,079	) (a)	44,717
Registration fees	19,479	19,343	(19,343	) (a)	19,479
Miscellaneous expenses	—	4,605	—		4,605

Total Expenses	9,454,551	11,308,371	(274,026)		20,488,896
Less: Fee waivers and/or expense reimbursement	(59,767)	—	—		(59,767)

Net Expenses	9,394,784	11,308,371	(274,026)		20,429,129

Net Investment Income	$23,663,746	$6,030,269	$274,026		$29,968,041

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	$145,424,218	$316,791,624	—		$462,215,842

Net Realized Gain	145,424,218	316,791,624	—		462,215,842

Change in Net Unrealized (Depreciation):
Investments	(259,826,049)	(232,169,926)	—		(491,995,975)

Change in Net Unrealized (Depreciation):	(259,826,049)	(232,169,926)	—		(491,995,975)

Net Realized and Change in Unrealized Gain (Loss)	(114,401,831)	84,621,698	—		(29,780,133)

Voluntary Reimbursement from Manager for Investment
Transaction Losses	108,271	28,721	—		136,992

Net Increase (Decrease) in Net Assets
Resulting from Investment Operations	$(90,629,814)	$90,680,688	$274,026		$324,900

(a)	Reflects reduction in expenses due to elimination of duplicate services.

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
	assets	Shares/Units	Value	Shares/Units	Value	Share/Units	Value
COMMON STOCKS	96.6%
CONSUMER DISCRETIONARY	15.4%
	Automobiles
	Ford Motor Co.	—	—	1,604,100	$22,248,867	1,604,100	22,248,867
	Harley-Davidson Inc.	—	—	36,669	2,055,297	36,669	2,055,297

	Auto Components
	Delphi Automobile PLC.	258,430	$19,516,634	—	—	258,430	19,516,634

	Distributors
	LKQ Corp.*	77,087	2,311,839	—	—	77,089	2,311,839

	Diversified Consumer Services

	Bright Horizons Family Solutions Inc.*	29,915	1,828,405	—	—	29,915	1,828,405
	H&R Block Inc.	—	—	60,874	2,070,934	60,874	2,070,934

	Hotels, Restaurants & Leisure
	Chipotle Mexican Grill Inc., Class A Shares*	1,726	1,225,477	—	—	1,726	1,225,477
	Dunkin’ Brands Group Inc.	19,749	990,610	—	—	19,749	990,610
	Hilton Worldwide Holdings Inc.	341,172	8,471,301	—	—	341,172	8,471,301
	McDonald’s Corp	—	—	125,000	11,877,500	125,000	11,877,500
	MGM Resorts International*	36,648	748,719	570,000	11,645,100	606,648	12,393,819
	Starbucks Corp.	109,770	6,005,517	—	—	109,770	6,005,517
	Wynn Resorts Ltd.	35,682	2,677,934	—	—	35,682	2,677,934
	Yum! Brands Inc.	107,090	8,542,569	—	—	107,090	8,542,569

	Household Durables
	Harman International Industries Inc.	20,496	2,003,279	—	—	20,496	2,003,279
	Jarden Corp.*	173,600	8,912,624	—	—	173,600	8,912,624
	Whirlpool Corp.	—	—	51,760	8,700,856	51,760	8,700,856

	Internet & Catalog Retail
	Amazon.com Inc.*	50,529	25,915,819	—	—	50,529	25,915,819
	Expedia Inc.	17,248	1,983,348	—	—	17,248	1,983,348
	Liberty Interactive Corp., Class A Shares*	405,225	10,957,284	71,578	1,935,469	476,803	12,892,753

	Liberty Ventures, Series A*	—	—	44,368	1,762,741	44,368	1,762,741
	NetFlix Inc.*	48,212	5,545,826	—	—	48,212	5,545,826
	Priceline Group Inc. (The)*	10,385	12,967,126	—	—	10,385	12,967,126
	TripAdvisor Inc.*	87,767	6,134,913	—	—	87,767	6,134,913

	Leisure Products
	Brunswick Corp.	42,672	2,121,225	—	—	42,672	2,121,225
	Mattel Inc.	—	—	477,097	11,178,383	477,097	11,178,383

	Media
	Comcast Corp., Class A Shares	211,870	11,934,637	—	—	211,870	11,934,637
	Discovery Communications Inc., Class A Shares*	68,579	1,824,201	—	—	68,579	1,824,201
	Discovery Communications Inc., Class C Shares*	122,956	3,118,164	—	—	122,956	3,118,164
	Gannet Co., Inc.*	—	—	28,756	376,991	28,756	376,991
	Imax Corp.*	30,552	957,805	—	—	30,552	957,805
	Liberty Global PLC, Series C*	147,400	6,613,838	—	—	147,400	6,613,838
	Omnicom Group Inc.	—	—	29,213	1,956,687	29,213	1,956,687
	TEGNA Inc.	—	—	57,513	1,368,234	57,513	1,368,234
	Time Warner Inc.	116,400	8,276,040	—	—	116,400	8,276,040

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
	assets	Shares/Units	Value	Shares/Units	Value	Share/Units	Value
	Twenty-First Century Fox Inc., Class A Shares	321,010	8,792,464	294,980	8,079,502	615,990	16,871,966
	Walt Disney Co. (The)	112,710	1,482,895	—	—	112,710	11,482,895

	Multiline Retail
	Dollar General Corp.	46,352	3,452,761	—	—	46,352	3,452,761
	Dollar Tree Inc.*	173,974	13,267,257	—	—	173,974	13,267,257
	Kohl’s Corp.	—	—	105,544	5,385,910	105,544	5,385,910
	Macy’s Inc.	—	—	102,300	5,995,803	102,300	5,995,803
	Nordstrom Inc.	—	—	13,716	999,622	13,716	999,622

	Specialty Retail
	Advance Auto Parts Inc.	7,783	1,363,971	—	—	7,783	1,363,971
	Bed Bath & Beyond Inc.*	—	—	31,048	1,928,391	31,048	1,928,391
	DSW Inc., Class A Shares	61,134	1,815,068	—	—	61,134	1,815,068
	GNC Holdings Inc., Class A Shares	40,396	1,890,533	—	—	40,396	1,890,533
	Home Depot Inc. (The)	213,060	24,812,968	—	—	213,060	24,812,968
	L Brands Inc.	103,998	8,725,432	—	—	103,998	8,725,432
	Lowe’s Cos., Inc.	50,330	3,481,326	—	—	50,330	3,481,326
	O’Reilly Automotive Inc.*	8,830	2,119,818	—	—	8,830	2,119,818
	Ross Stores Inc.	58,614	2,849,813	—	—	58,614	2,849,813
	Sally Beauty Holdings Inc.*	57,847	1,512,120	—	—	57,847	1,512,120
	TJX Cos., Inc. (The)	105,235	7,400,125	—	—	105,235	7,400,125

	Textiles, Apparel & Luxury Goods
	Carter’s Inc.	12,748	1,253,256	—	—	12,748	1,253,256
	Coach Inc.	—	—	40,606	1,228,332	40,606	1,228,332
	Lululemon Athletica Inc.*	19,116	1,223,615	—	—	19,116	1,223,615
	NIKE Inc., Class B Shares	159,200	17,790,600	—	—	159,200	17,790,600
	Under Armour Inc., Class A Shares*	64,200	6,133,026	—	—	64,200	6,133,026
	V.F. Corp.	121,020	8,765,479	114,110	8,264,987	235,130	17,030,466
	TOTAL CONSUMER DISCRETIONARY		289,717,661		109,059,606		398,777,267

CONSUMER STAPLES	50%
	Beverages
	Brown-Forman Corp., Class B Shares	18,370	1,802,097	—	—	18,370	1,802,097
	Coca-Cola Co. (The)	—	—	300,000	11,796,000	300,000	11,796,000
	Coca-Cola Enterprises Inc.	203,180	10,461,738	—	—	203,180	10,461,738
	Constellation Brands Inc., Class A Shares	187,635	24,017,280	—	—	187,635	24,017,280
	Monster Beverage Corp.*	8,989	1,244,617	—	—	8,989	1,244,617

	Food & Staples Retailing
	Costco Wholesale Corp.	59,590	8,345,580	—	—	59,590	8,345,580
	CVS Caremark Corp.	—	—	166,317	17,030,861	166,317	17,030,861
	Kroger Co. (The)	—	—	55,097	1,900,846	55,097	1,900,846
	United Natural Foods Inc.*	32,162	1,548,600	—	—	32,162	1,548,600
	Walgreens Boots Alliance Inc.	211,765	18,328,261	—	—	211,765	18,328,261
	Wal-Mart Stores Inc.	—	—	105,300	6,816,069	105,300	6,816,069

	Food Products
	Archer-Daniels-Midland Co.	—	—	192,759	8,672,228	192,759	8,672,228
	Hain Celestial Group Inc. (The)*	23,427	1,425,767	—	—	23,427	1,425,767
	Mead Johnson Nutrition Co., Class A Shares	9,709	760,603	—	—	9,709	760,603
	Tyson Foods Inc., Class A Shares	—	—	205,000	8,667,400	205,000	8,667,400

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)		August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
	assets		Shares/Units	Value	Shares/Units	Value	Share/Units	Value
	Household Products
		Kimberly-Clark Corp.	—	—	71,157	7,580,355	71,157	7,580,355

		TOTAL CONSUMER STAPLES	—	67,934,543		62,463,759		130,398,302

ENERGY	57%
	Energy Equipment & Services
		Baker Hughes Inc.	—	—	130,000	7,280,000	130,000	7,280,000
		Ensco PLC, Class A Shares	—	—	362,250	6,560,348	362,250	6,560,348
		Helmerich & Payne Inc.	—	—	11,616	685,460	11,616	685,460
		McDermot International Inc.*	—	—	126,800	644,144	126,800	644,144
		National Oilwell Varco Inc.	—	—	197,740	8,370,334	197,740	8,370,334

	Oil, Gas & Consumable Fuels
		Anadarko Petroleum Corp.	—	—	105,000	7,515,900	105,000	7,515,900
		Apache Corp.	—	—	35,197	1,592,312	35,197	1,592,312
		Carrizo Oil & Gas Inc.*	39,582	1,441,972	—	—	39,582	1,441,972
		Chevron Corp.	—	—	197,708	16,012,371	197,708	16,012,371
		ConocoPhillips	—	—	193,361	9,503,693	193,361	9,503,693
		Consol Energy Inc.(a)	407,600	6,207,748	—	—	407,600	6,207,748
		Continental Resources Inc.*	23,696	760,642	—	—	23,696	760,642
		Denbury Resources Inc.(a)	—	—	184,805	802,054	184,805	802,054
		Devon Energy Corp.	—	—	162,900	6,949,314	162,900	6,949,314
		EOG Resources Inc.	—	—	100,000	7,831,000	100,000	7,831,000
		Hes Corp.	—	—	24,129	1,434,469	24,129	1,434,469
		InterOil Corp.*	10,949	392,631	—	—	10,949	392,631
		Marathon Oil Corp.	—	—	441,926	7,640,900	441,926	7,640,900
		Murphy Oil Corp.	—	—	253,920	7,871,520	253,920	7,871,520
		Royal Dutch Shell PLC, Class A Shares, ADR	—	—	246,000	13,018,320	246,000	3,018,320
		Sasol Ltd., ADR	—	—	193,400	6,335,784	193,400	6,335,784
		SM Energy Co.	—	—	33,901	1,244,167	33,901	1,244,167
		Southwestern Energy Co.*	—	—	67,286	1,092,725	67,286	1,092,725
		Total SA, ADR(a)	—	—	236,500	10,973,600	236,500	10,973,600
		Valero Energy Corp.	141,910	8,420,939	121,600	7,215,744	263,510	15,636,683
		Williams Cos., Inc. (The)	3,838	184,992	—	—	3,838	184,992

		TOTAL ENERGY		17,408,924		130,574,159		147,983,083

FINANCIALS	15.7%
	Banks
		BB&T Corp.	—	—	327,500	12,091,300	327,500	12,091,300
		Citigroup Inc.	323,590	17,305,593	541,990	28,985,625	865,580	46,291,218
		Citizens Financial Group Inc.	—	—	335,000	8,314,700	335,000	8,314,700
		Fifth Third Bancorp	—	—	399,384	7,955,730	399,384	7,955,730
		JPMorgan Chase & Co.	—	—	348,620	22,346,542	348,620	22,346,542
		M&T Bank Corp.	—	—	12,046	1,424,319	12,046	1,424,319
		PNC Financial Services Group Inc.(The)	—	—	72,600	6,615,312	72,600	6,615,312
		Regions Financial Corp.	—	—	775,000	7,432,250	775,000	7,432,250
		Signature Bank*	17,136	2,287,485	—	—	17,136	2,287,485
		Well s Fargo & Co.	—	—	256,300	13,668,479	256,300	13,668,479

	Capital Markets
		Ameriprise Financial Inc.	—	—	58,800	6,624,996	58,800	6,624,996
		Charles Schwab Corp. (The)	185,000	5,620,300	—	—	185,000	5,620,300
		E*Trade Financial Corp.*	75,547	1,986,131	—	—	75,547	1,986,131
		Franklin Resources Inc.	—	—	199,190	8,083,130	199,190	8,083,130
		Goldman Sachs Group Inc. (The)	—	—	43,432	8,191,275	43,432	8,191,275

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
	assets	Shares/Units	Value	Shares/Units	Value	Share/Units	Value
	Raymond James Financial Inc.	53,896	2,855,949	—	—	53,896	2,855,949
	State Street Corp.	169,010	12,155,199	125,059	8,994,244	294,069	21,149,443
	WisdomTree Investments Inc.	46,387	869,756	—	—	46,387	869,756

	Consumer Finance
	American Express Co.	—	—	155,000	11,891,600	155,000	11,891,600
	Capital One Financial Corp.	—	—	344,440	26,780,210	344,440	26,780,210
	Navient Corp.	—	—	368,518	4,713,345	368,518	4,713,345
	Synchrony Financial*(a)	—	—	235,000	7,743,250	235,000	7,743,250

	Diversified Financial Services
	Intercontinental Exchange Inc.	65,833	15,036,916	7,068	1,614,402	72,901	16,651,318
	McGraw Hill Financial Inc.	104,100	10,096,659	—	—	104,100	10,096,659

	Insurance
	Alleghany Corp.*	—	—	6,360	2,987,864	6,360	2,987,864
	Allied World Assurance Co. Holdings AG	33,951	1,356,003	41,528	1,658,628	75,479	3,014,631
	Al state Corp. (The)	—	—	172,560	10,056,797	172,560	10,056,797
	American International Group Inc.	—	—	177,530	10,712,160	77,530	10,712,160
	Aon PLC	28,289	2,643,324	23,344	2,181,263	51,633	4,824,587
	Arch Capital Group Ltd.*	—	—	36,338	2,481,159	36,338	2,481,159
	Hartford Financial Services Group Inc. (The)	—	—	366,590	16,844,811	366,590	16,844,811
	Loews Corp.	—	—	37,458	1,365,344	37,458	1,365,344
	MetLife Inc.	—	—	699,206	35,030,221	699,206	35,030,221
	Progressive Corp. (The)	—	—	63,348	1,897,906	63,348	1,897,906
	Torchmark Corp.	—	—	38,355	2,242,233	38,355	2,242,233
	Travelers Cos., Inc. (The)	—	—	127,900	12,732,445	127,900	12,732,445
	Willis Group Holdings PLC	—	—	163,000	7,023,670	163,000	7,023,670

	Real Estate Investment Trusts (REITs)
	American Capital Agency Corp.	—	—	58,631	1,121,611	58,631	1,121,611
	Crown Castle International Corp.	131,800	10,990,802	—	—	131,800	10,990,802
	Equinix Inc.	45,414	12,251,335	—	—	45,414	12,251,335
	Hatteras Financial Corp.	—	—	65,078	1,056,216	65,078	1,056,216
	Host Hotels & Resorts Inc.	—	—	430,000	7,623,900	430,000	7,623,900

	TOTAL FINANCIALS		95,455,452		310,486,937		405,942,389

HEALTHCARE	16.9%
	Biotechnology
	Alexion Pharmaceuticals Inc.*	43,900	7,559,141	—	—	43,900	7,559,141
	Alkermes PLC*	18,853	1,122,885	—	—	18,853	1,122,885
	Alnylam Pharmaceuticals Inc.*	5,851	602,126	—	—	5,851	602,126
	Baxalta Inc.*	—	—	446,700	15,701,505	446,700	15,701,505
	Biogen Inc.*	25,712	7,644,177	26,500	7,878,450	52,212	15,522,627
	BioMarin Pharmaceutical Inc.*	8,362	1,080,705	—	—	8,362	1,080,705
	Celgene Corp.*	373,174	44,064,386	—	—	373,174	44,064,386
	Gilead Sciences Inc.	35,998	3,782,310	62,101	6,524,952	98,099	10,307,262
	Incyte Corp.*	22,437	2,606,955	—	—	22,437	2,606,955
	Medivation Inc.*	5,049	444,615	—	—	5,049	444,615
	Regeneron Pharmaceuticals Inc.*	13,100	6,726,850	—	—	13,100	6,726,850
	Vertex Pharmaceuticals Inc.*	125,150	5,959,128	—	—	125,150	15,959,128

	Health Care Equipment & Supplies
	Abbot Laboratories	—	—	173,300	7,848,757	173,300	7,848,757
	Cooper Cos., Inc. (The)	76,512	12,427,079	—	—	76,512	12,427,079
	DexCom Inc.*	17,709	1,667,125	—	—	17,709	1,667,125

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
	assets	Shares/Units	Value	Shares/Units	Value	Share/Units	Value
	STERIS Corp.	113,730	7,284,407	—	—	113,730	7,284,407
	St. Jude Medical Inc.	—	—	114,234	8,088,909	114,234	8,088,909

	Health Care Providers & Services
	Aetna Inc.	—	—	66,100	7,569,772	66,100	7,569,772
	Cardinal Health Inc.	98,079	8,068,959	—	—	98,079	8,068,959
	Centene Corp.*	11,065	682,932	—	—	11,065	682,932
	HealthSouth Corp.	39,574	1,689,810	—	—	39,574	1,689,810
	Humana Inc.	7,844	1,433,805	—	—	7,844	1,433,805
	MEDNAX Inc.*	29,082	2,342,555	—	—	29,082	2,342,555
	Molina Healthcare Inc.*	16,741	1,248,711	—	—	16,741	1,248,711
	UnitedHealth Group Inc.	—	—	50,214	5,809,760	50,214	5,809,760
	Universal Health Services Inc., Class B Shares	17,086	2,343,174	58,500	8,022,690	75,586	10,365,864

	Health Care Technology
	Cerner Corp.*	15,937	984,269	—	—	15,937	984,269

	Life Sciences Tools & Services
	Agilent Technologies Inc.	—	—	208,000	7,552,480	208,000	7,552,480
	Ilumina Inc.*	9,558	1,888,756	—	—	9,558	1,888,756
	PAREXEL International Corp.*	32,270	2,120,785	—	—	32,270	2,120,785
	Thermo Fisher Scientific Inc.	60,240	7,552,289	—	—	60,240	7,552,289

	Pharmaceuticals
	AbbVie Inc.	326,560	20,380,609	289,800	18,086,418	616,360	38,467,027
	Allergan PLC*	112,550	34,185,937	—	—	112,550	34,185,937
	AstraZeneca PLC, ADR.	—	—	270,000	8,445,600	270,000	8,445,600
	Eli Lilly & Co.	—	—	68,010	5,600,624	68,010	5,600,624
	Endo International PLC*	108,700	8,369,900	—	—	108,700	8,369,900
	Jaz Pharmaceuticals PLC*	122,391	20,662,049	—	—	122,391	20,662,049
	Johnson & Johnson	—	—	180,295	16,944,124	180,295	16,944,124
	Mallinckrodt PLC*	—	—	91,600	7,899,584	91,600	7,899,584
	Novo Nordisk AS, ADR	157,425	8,700,880	—	—	157,425	8,700,880
	Perrigo Co. PLC	9,899	1,811,220	—	—	9,899	1,811,220
	Pfizer Inc.	—	—	218,600	7,043,292	218,600	7,043,292
	Shire PLC, ADR	35,900	8,328,800	—	—	35,900	8,328,800
	Teva Pharmaceutical Industries Ltd., ADR	375,390	24,178,870	127,000	8,180,070	502,390	32,358,940
	Valeant Pharmaceuticals International Inc.*	48,132	11,099,239	—	—	48,132	11,099,239
	Zoetis Inc., Class A Shares	205,100	9,202,837	—	—	205,100	9,202,837

	TOTAL HEALTHCARE		290,248,275		147,196,987		437,445,262

INDUSTRIALS	8.0%
	Aerospace & Defense
	General Dynamics Corp	—	—	67,470	9,582,764	67,470	9,582,764
	Honeywell International Inc.	—	—	77,400	7,683,498	77,400	7,683,498
	L-3 Communications Holdings Inc.	—	—	6,576	693,571	6,576	693,571
	Rockwell Collins Inc.	—	—	21,641	1,771,316	21,641	1,771,316
	Textron Inc.	203,660	7,902,008	—	—	203,660	7,902,008
	United Technologies Corp	—	—	73,700	6,751,657	73,700	6,751,657

	Air Freight & Logistics
	United Parcel Service Inc., Class B Shares	—	—	124,000	12,108,600	124,000	12,108,600

	Airlines
	American Airlines Group Inc.	62,479	2,435,431	—	—	62,479	2,435,431

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
	assets	Shares/Units	Value	Shares/Units	Value	Share/Units	Value
	Delta Air Lines Inc.	151,100	6,615,158	—	—	151,100	6,615,158
	Spirit Airlines Inc.*	31,051	1,591,364	—	—	31,051	1,591,364
	United Continental Holdings Inc.*	183,800	10,471,086	—	—	183,800	10,471,086

	Commercial Services & Supplies
	Cintas Corp.	19,035	1,617,785	—	—	19,035	1,617,785
	Copart Inc.*	46,408	1,625,208	—	—	46,408	1,625,208
	KAR Auction Services Inc.	34,341	1,271,991	—	—	34,341	1,271,991
	Republic Services Inc., Class A Shares	—	—	37,771	1,547,855	37,771	1,547,855

	Construction & Engineering
	Fluor Corp	—	—	228,027	10,402,592	228,027	10,402,592
	Jacobs Engineering Group Inc.*	—	—	51,034	2,062,284	51,034	2,062,284
	Quanta Services Inc.*	—	—	82,553	2,001,084	82,553	2,001,084

	Electrical Equipment
	AMETEK Inc.	87,250	4,695,795	—	—	87,250	4,695,795
	Eaton Corp. PLC	—	—	103,600	5,911,416	103,600	5,911,416
	Hubbell Inc., Class B Shares	—	—	11,589	1,143,487	11,589	1,143,487

	Industrial Conglomerates
	Carlisle Cos., Inc.	85,900	8,650,130	—	—	85,900	8,650,130
	Danaher Corp.	—	—	102,332	8,904,931	102,332	8,904,931
	General Electric Co.	—	—	389,330	9,663,170	389,330	9,663,170
	Roper Technologies Inc.	10,537	1,707,942	—	—	10,537	1,707,942

	Machinery
	Caterpillar Inc.	143,597	10,976,555	—	—	143,597	10,976,555
	Cummins Inc.	—	—	90,810	11,056,118	90,810	11,056,118
	Joy Global Inc.	—	—	62,097	1,503,989	62,097	1,503,989
	Kennametal Inc.	—	—	53,428	1,629,554	53,428	1,629,554
	Parker-Hannifin Corp.	—	—	45,450	4,893,147	45,450	4,893,147
	Wabtec Corp.	32,820	3,142,843	—	—	32,820	3,142,843

	Marine
	Kirby Corp.*	10,101	712,424	—	—	10,101	712,424

	Professional Services
	CEB Inc.	18,212	1,304,343	—	—	18,212	1,304,343
	Manpowergroup Inc.	—	—	99,709	8,664,712	99,709	8,664,712
	Equifax Inc.	18,312	1,792,745	—	—	18,312	1,792,745
	Nielsen Holdings PLC	198,430	8,974,989	180,000	8,141,400	378,430	17,116,389

	Road & Rail
	J.B. Hunt Transport Services Inc.	26,288	1,913,241	—	—	26,288	1,913,241
	Ryder System Inc.	—	—	87,873	7,202,950	87,873	7,202,950
	Union Pacific Corp.	50,760	4,352,162	—	—	50,760	4,352,162

	Trading Companies & Distributors
	HD Supply Holdings Inc.*	41,156	1,358,148	—	—	41,156	1,358,148

	TOTAL INDUSTRIALS		83,111,348		123,320,095		206,431,443

INFORMATION TECHNOLOGY	22.7%
	Communications Equipment
	Cisco Systems Inc.	—	—	621,871	16,094,021	621,871	16,094,021

% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
assets	Shares/Units	Value	Shares/Units	Value	Share/Units	Value
Palo Alto Networks Inc.*	46,321	7,606,835	—	—	46,321	7,606,835
QUALCOMM Inc.	258,378	14,619,027	180,000	10,184,400	438,378	24,803,427

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A Shares	39,563	2,071,518	—	—	39,563	2,071,518
Arrow Electronics Inc.*	—	—	50,269	2,811,042	50,269	2,811,042
Avnet Inc.	—	—	72,865	3,089,476	72,865	3,089,476
FLIR Systems Inc.	—	—	75,404	2,158,817	75,404	2,158,817
Keysight Technologies Inc.*	—	—	50,128	1,606,101	50,128	1,606,101

Internet Software & Services
Akamai Technologies Inc.*	162,129	11,561,419	—	—	162,129	11,561,419
Baidu Inc., ADR*	42,118	6,201,876	—	—	42,118	6,201,876
eBay Inc.*	324,749	8,803,945	—	—	324,749	8,803,945
Facebook Inc., Class A Shares*	415,431	37,151,994	—	—	415,431	37,151,994
Google Inc., Class A Shares*	48,242	31,252,132	18,000	11,660,760	66,242	42,912,892
Google Inc., Class C Shares*	42,322	26,165,577	—	—	42,322	26,165,577
IAC/InterActiveCorp.	—	—	24,910	1,738,718	24,910	1,738,718
Yelp Inc., Class A Shares*(a)	50,050	1,215,214	—	—	50,050	1,215,214

IT Services
Alliance Data Systems Corp.*	11,429	2,939,425	—	—	11,429	2,939,425
Amdocs Ltd.	—	—	140,000	8,009,400	140,000	8,009,400
Cognizant Technology Solutions Corp., Class A Shares*	144,280	9,080,983	—	—	144,280	9,080,983
Euronet Worldwide Inc.*	32,300	2,082,381	—	—	32,300	2,082,381
Gartner Inc.*	9,325	797,381	—	—	9,325	797,381
Global Payments Inc.	29,172	3,249,469	—	—	29,172	3,249,469
International Business Machines Corp.	—	—	88,000	13,014,320	88,000	13,014,320
Jack Henry & Associates Inc.	22,959	1,560,294	—	—	22,959	1,560,294
MasterCard Inc., Class A Shares	230,120	21,256,184	—	—	230,120	21,256,184
PayPal Holdings Inc.*	266,099	9,313,465	—	—	266,099	9,313,465
Teradata Corp.*	—	—	53,016	1,549,658	53,016	1,549,658
Vantiv Inc., Class A Shares*	49,218	2,167,561	—	—	49,218	2,167,561
Visa Inc., Class A Shares	633,785	45,188,870	—	—	633,785	45,188,870

Semiconductors & Semiconductor Equipment
Analog Devices Inc.	186,310	10,407,276	32,605	1,821,315	218,915	12,228,591
Broadcom Corp., Class A Shares	—	—	97,950	5,061,076	97,950	5,061,076
Intel Corp.	—	—	534,640	15,258,626	534,640	15,258,626
KLA-Tencor Corp.	—	—	9,333	467,677	9,333	467,677
Lam Research Corp.	148,910	10,836,181	—	—	148,910	10,836,181
Micron Technology Inc.*	—	—	412,360	6,766,828	412,360	6,766,828
NXP Semiconductor NV*	15,054	1,274,321	—	—	15,054	1,274,321
Qorvo Inc.*	18,684	1,037,149	—	—	18,684	1,037,149

Software
Activision Blizzard Inc.	90,794	2,599,432	270,000	7,730,100	360,794	10,329,532
Adobe Systems Inc.*	262,640	20,635,625	—	—	262,640	20,635,625
CA Inc.	—	—	252,100	6,879,809	252,100	6,879,809
Cadence Design Systems Inc.*	52,851	1,058,077	—	—	52,851	1,058,077
CDK Global Inc.	26,303	1,303,051	—	—	26,303	1,303,051
Electronic Arts Inc.*	201,577	13,334,319	—	—	201,577	13,334,319
Fair Isaac Corp.	15,815	1,353,290	—	—	15,815	1,353,290
Fortinet Inc.*	54,342	2,289,972	—	—	54,342	2,289,972
Intuit Inc.	52,682	4,517,481	—	—	52,682	4,517,481

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)		August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro Forma Combined	August 31, 2015
	assets		Shares/Units	Value	Shares/Units	Value	Share/Units	Value
		Microsoft Corp.	208,498	9,073,833	196,926	8,570,220	405,424	17,644,053
		Oracle Corp.	—	—	315,000	11,683,350	315,000	11,683,350
		Red Hat Inc.*	24,121	1,741,777	—	—	24,121	1,741,777
		Salesforce.com Inc.*	277,830	19,270,289	—	—	277,830	19,270,289
		ServiceNow Inc.*	173,640	12,321,494	—	—	173,640	12,321,494
		Symantec Corp.	—	—	299,800	6,142,902	299,800	6,142,902
		Synopsys Inc.*	—	—	30,694	1,440,469	30,694	1,440,469

	Technology Hardware, Storage & Peripherals
		Apple Inc.	494,977	55,813,607	1,500	169,140	496,477	55,982,747
		EMC Corp.	287,060	7,139,182	877,860	21,832,378	1,164,920	28,971,560

		TOTAL INFORMATION TECHNOLOGY		420,291,906		165,740,603		586,032,509

MATERIALS	3.2%
	Chemicals
		Axalta Coating Systems Ltd.*	298,500	8,713,215	—	—	298,500	8,713,215
		Celanese Corp., Class A Shares	129,660	7,862,582	144,201	8,744,349	273,861	16,606,931
		CF Industries Holdings Inc.	18,565	1,065,260	—	—	18,565	1,065,260
		Cytec Industries Inc.	29,629	2,198,472	—	—	29,629	2,198,472
		Dow Chemical Co. (The)	239,290	10,471,330	157,000	6,870,320	396,290	17,341,650
		Monsanto Co.	—	—	77,700	7,587,405	77,700	7,587,405
		Mosaic Co. (The)	—	—	46,694	1,906,516	46,694	1,906,516
		Sherwin-Williams Co. (The)	11,559	2,956,908	—	—	11,559	2,956,908

	Metals & Mining
		Goldcorp Inc.	—	—	133,524	1,850,643	133,524	1,850,643
		Kinross Gold Corp.*	—	—	320,742	574,128	320,742	574,128
		Nucor Corp.	—	—	218,633	9,464,622	218,633	9,464,622

	Paper & Forest Products
		International Paper Co.	—	—	304,860	13,151,660	304,860	13,151,660

		TOTAL MATERIALS		33,267,767		50,149,643		83,417,410

TELECOMMUNICATION SERVICES	2.4%
	Diversified Telecommunication Services
		AT&T Inc.	—	—	407,300	13,522,360	407,300	13,522,360
		CenturyLink Inc.	—	—	338,880	9,163,315	338,880	9,163,315
		Cogent Communications Holdings Inc.	37,514	1,041,764	—	—	37,514	1,041,764
		Level 3 Communications Inc.*	174,500	7,805,385	—	—	174,500	7,805,385
		Verizon Communications Inc.	—	—	414,900	19,089,549	414,900	19,089,549

	Wireless Telecommunication Services
		SBA Communications Corp., Class A Shares*	96,102	11,359,255	—	—	96,102	11,359,255

		TOTAL TELECOMMUNICATION SERVICES		20,206,404		41,775,224		61,981,628

UTILITIES	1.6%
	Electric Utilities
		American Electric Power Co., Inc.	—	—	268,850	14,595,866	268,850	14,595,866

	% of combined value of net	Large Capitalization Growth Investments (Acquiring Fund)			August 31, 2015	Large Capitalization Value Equity Investments (Acquired Fund)		August 31, 2015	Pro Forma Combined		August 31, 2015
	assets		Shares/Units		Value	Shares/Units		Value	Share/Units		Value
		Edison International		—	—		26,295	1,537,732		26,295	1,537,732
		Entergy Corp.		—	—		94,835	6,195,571		94,835	6,195,571
		OGE Energy Corp.		—	—		51,427	1,442,013		51,427	1,442,013
	Multi-Utilities
		Public Service Enterprise Group Inc.		—	—		387,400	15,592,850		387,400	15,592,850
		SCANA Corp.		—	—		38,010	2,010,349		38,010	2,010,349

		TOTAL UTILITIES			—			41,374,381			41,374,381

TOTAL COMMON STOCKS
			Cost	961,553,629	1,317,642,280	Cost	1,053,746,262	1,182,141,394	Cost $	2,015,299,891	2,499,783,674

SHORT-TERM INVESTMENTS (b)	0.9%
MONEY MARKET FUND (c)			Cost	6,735,317	6,735,317	Cost	16,427,951	16,427,951	Cost $	23,163,268	23,163,268
TIME DEPOSITS	3.3%
		ANZ National Bank — London, 0.030% due 9/1/15			6,270,412			19,238,522			25,508,934
		Banco Santander SA— Frankfurt, 0.030% due 9/1/15			3,410,950			—			3,410,950
		DNB— Oslo, 0.030% due 9/1/15			13,037,899			10,011,299			23,049,198
		National Australia Bank Ltd. — Grand Cayman, 0.030% due 9/1/15			10,817,485			10,393,967			21,211,452
		Royal Bank of Canada— Toronto, 0.030% due 9/1/15			5,575,893			6,799,824			12,375,717

			Cost $	39,112,639	39,112,639	Cost $	46,443,612	46,443,612	Cost $	85,556,251	85,556,251

TOTAL SHORT-TERM INVESTMENTS			Cost $	45,847,956	45,847,956	Cost $	62,871,563	62,871,563	Cost $	108,719,519	108,719,519
TOTAL INVESTMENTS	100.8%
			Cost #$	1,007,401,585	$1,363,490,236	Cost #$	1,116,617,825	$1,245,012,957	Cost $	2,124,019,410	$2,608,503,193

Liabilities in Excess of Other Assets	-0.8%				(10,855,311)			(13,679,291)			(24,534,602)
TOTAL NET ASSETS	100.0%				$1,352,634,925			$1,231,333,666			$2,583,968,591

Footnotes

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. portfolio Excluding such collateral, the percentage of holdings would be 2.9% and 3.8%, respectively.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is $1,019,863,858 and $1,128,071,914, respectively.

Abbreviations used in this schedule:

ADR— American Depositary Receipts

PLC — Public Limited Company

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Pro forma Combined	599,960,083	(139,392,662)	460,567,421
Large Capitalization Growth Investments	390,885,195	(47,258,817)	343,626,378
Large Capitalization Value Equity Investments	209,074,888	(92,133,845)	116,941,043

Notes to the Pro Forma Financial Statements

(a) Investment Valuation. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Equity securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities.

Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy areas follows:

Level 1 –unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s and Pro forma combined’s assets and liabilities using the fair value hierarchy:

Large Cap Equity Fund (Pro forma Combined)	Total Fair Value at August 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
COMMON STOCKS:
CONSUMER DISCRETIONARY	$398,777,267	$398,777,267	$—	$—
CONSUMER STAPLES	130,398,302	130,398,302	—	—
ENERGY	147,983,083	147,983,083	—	—
FINANCIALS	405,942,389	405,942,389	—	—
HEALTH CARE	437,445,262	437,445,262	—	—
INDUSTRIALS	206,431,443	206,431,443	—	—
INFORMATION TECHNOLOGY	586,032,509	586,032,509	—	—
MATERIALS	83,417,410	83,417,410	—	—
TELECOMMUNICATION SERVICES	61,981,628	61,981,628	—	—
UTILITIES	41,374,381	41,374,381	—	—
SHORT-TERM INVESTMENTS:
MONEY MARKET FUND	23,163,268	23,163,268	—	—
TIME DEPOSITS	85,556,251	—	85,556,251	—

	$2,608,503,193	$2,522,946,942	$85,556,251	$—

Large Capitalization Growth Investments (Acquiring Fund)	Total Fair Value at August 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
COMMON STOCKS:
CONSUMER DISCRETIONARY	$289,717,661	$289,717,661	$—	$—
CONSUMER STAPLES	67,934,543	67,934,543	—	—
ENERGY	17,408,924	17,408,924	—	—
FINANCIALS	95,455,452	95,455,452	—	—
HEALTH CARE	290,248,275	290,248,275	—	—
INDUSTRIALS	83,111,348	83,111,348	—	—
INFORMATION TECHNOLOGY	420,291,906	420,291,906	—	—
MATERIALS	33,267,767	33,267,767	—	—
TELECOMMUNICATION SERVICES	20,206,404	20,206,404	—	—
UTILITIES	—	—	—	—
SHORT-TERM INVESTMENTS:
MONEY MARKET FUND	6,735,317	6,735,317	—	—
TIME DEPOSITS	39,112,639	—	39,112,639	—

	$1,363,490,236	$1,324,377,597	$39,112,639	$—

Large Capitalization Value Equity Investments (Acquired Fund)	Total Fair Value at August 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
COMMON STOCKS:
CONSUMER DISCRETIONARY	$109,059,606	$109,059,606	$—	$—
CONSUMER STAPLES	62,463,759	62,463,759	—	—
ENERGY	130,574,159	130,574,159	—	—
FINANCIALS	310,486,937	310,486,937	—	—
HEALTH CARE	147,196,987	147,196,987	—	—
INDUSTRIALS	123,320,095	123,320,095	—	—
INFORMATION TECHNOLOGY	165,740,603	165,740,603	—	—
MATERIALS	50,149,643	50,149,643	—	—
TELECOMMUNICATION SERVICES	41,775,224	41,775,224	—	—
UTILITIES	41,374,381	41,374,381	—	—
SHORT-TERM INVESTMENTS:
MONEY MARKET FUND	16,427,951	16,427,951	—	—
TIME DEPOSITS	46,443,612	—	46,443,612	—

	$1,245,012,957	$1,198,569,345	$46,443,612	$—

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments. During the year ended August 31, 2015, there were no transfers from level 2 to level 3.

PRO FORMA FINANCIAL STATEMENTS AND NOTES FOR THE SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS AND SMALL CAPITALIZATION GROWTH INVESTMENTS

Shown below are the financial statements for the Reorganization as of the dates indicated and pro forma financial statements for the combined Fund (the “Combined Fund”), assuming the Reorganization occurred on August 31, 2015. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund. The table presents a Schedule of Portfolio Investments for each Fund and pro forma figures for the Combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements.

Statements of Assets and Liabilities August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)	Pro Forma Adjustments		Small-Mid Cap Equity Fund (Pro Forma Combined)
Assets:
Investments, at value[1,2]	$220,546,689	$247,187,621	$—		$467,734,310
Cash	160	205	—		365
Foreign currency, at value[3]	5,882	—	—		5,882
Receivable for securities sold	2,305,653	713,347	—		3,019,000
Dividends and interest receivable	312,874	91,571	—		404,445
Receivable for Fund shares sold	63,448	16,640	—		80,088
Prepaid expenses	12,108	13,016	—		25,124

Total Assets	223,246,814	248,022,400	—		471,269,214

Liabilities:
Payable for collateral received from securities on loan	6,979,519	18,339,079	—		25,318,598
Payable for Fund shares repurchasd	287,424	325,650	—		613,074
Payable for securities purchased	1,365,761	502,002	—		1,867,763
Investment management fee payable	141,002	154,569	—		295,571
Transfer agent fees payable	5,272	3,133	—		8,405
Custody fee payable	29,769	30,296	—		60,065
Trustees’ fees payable	10,176	10,697	—		20,873
Accrued expenses	82,968	71,239	32,500	(a)	186,707

Total Liabilities	8,901,891	19,436,665	32,500		28,371,056

Total Net Assets	$214,344,923	$228,585,735	$(32,500)		442,898,158

Net Assets:
Par value	$16,894	$9,373	$—		$26,267
Paid-in-capital in excess of par value	164,120,095	138,635,670	—		302,755,765
Undistributed net investment income	2,238,639	7,013	(32,500	) (a)	2,213,152
Accumulated net realized gain	23,530,366	51,862,913	—		75,393,279
Net unrealized appreciation	24,438,929	38,070,766	—		62,509,695

Total Net Assets	$214,344,923	$228,585,735	$(32,500)		$442,898,158

Shares Outstanding	16,894,387	9,372,680	(8,106,954	) (b)	18,160,113

Net Asset Value	$12.69	$24.39	—		$24.39

[1]Investments, at cost	$196,107,449	$209,116,855	—		$405,224,304

[2]Includes securities on loan	$6,955,212	$17,473,280	—		$24,428,492

Foreign currency, at cost	$6,157	—	—		$6,157

(a)	Reflects one-time cost related to the Reorganization by the Acquired Fund.
(b)	Adjustment to the shares outstanding due to the Reorganization.

Statements of Operations For the twelve months ended August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	Small Capitalization Growth Investments (Acquiring Fund)	Pro Forma Adjustments		Small-Mid Cap Equity Fund (Pro Forma Combined)
Investment Income:
Dividends	$5,590,398	$1,234,029	$—		$6,824,427
Interest	3,461	3,007	—		6,468
Income from securities lending	207,857	138,735	—		346,592
Less: Foreign taxes withheld	(7,364)	(2,991)	—		(10,355)

Total Investment Income	5,794,352	1,372,780	—		7,167,132

Expenses:
Investment management fee	2,089,073	2,274,466	—		4,363,539
Transfer agent fees	27,974	30,502	—		58,476
Custody fees	96,847	94,492	—		191,339
Trustees’ fees	43,462	44,434	—		87,896
Shareholder reports	116,348	97,792	(97,792	) (a)	116,348
Insurance	9,442	10,947	—		20,389
Audit and tax	48,593	48,240	(48,240	) (a)	48,593
Legal fees	38,867	29,931	(29,931	) (a)	38,867
Registration fees	19,267	19,437	(19,267	) (a)	19,437
Miscellaneous expenses	7,207	—	—		7,207

Total Expenses	2,497,080	2,650,241	(195,230)		4,952,091
Less: Fee waivers and/or expense reimbursement	(11,890)	(8,401)	—		(20,291)

Net Expenses	2,485,190	2,641,840	(195,230)		4,931,800

Net Investment Income	$3,309,162	$(1,269,060)	$195,230		$2,235,332

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	31,349,348	53,507,287	—		84,856,635
Foreign currency transactions	(14)	—	—		(14)

Net Realized Gain	31,349,334	53,507,287	—		84,856,621

Change in Net Unrealized (Depreciation):
Investments	(54,241,490)	(27,186,435)	—		(81,427,925)
Foreign currency transactions	(311)	—	—		(311)

Change in Net Unrealized (Depreciation):	(54,241,801)	(27,186,435)	—		(81,428,236)

Net Realized and Change in Unrealized Gain (Loss)	(22,892,467)	26,320,852	—		3,428,385

Voluntary Reimbursement from Manager for Investment
Transaction Losses	99,697	161,664	—		261,361

Net Increase (Decrease) in Net Assets
Resulting from Investment Operations	(19,483,608)	25,213,456	$195,230		$5,925,078

(a)	Reflects reduction in expenses due to elimination of duplicate services.

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)		August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
	assets		Share/Units	Value	Share/Units	Value	Share/Units	Value
COMMON STOCKS	96.1%
CONSUMER DISCRETIONARY	14.8%
	Auto Components
		Dana Holding Corp.	—	—	34,700	608,638	34,700	608,638
		Gentherm Inc.*	24,900	1,135,191	—	—	24,900	1,135,191
		Modine Manufacturing Co.*	—	—	172,967	1,535,947	172,967	1,535,947
		Standard Motor Products Inc.	—	—	15,050	532,770	15,050	532,770
		Tenneco Inc.*	—	—	13,600	639,880	13,600	639,880

	Automobiles
		Thor Industries Inc.	—	—	12,000	654,960	12,000	654,960

	Distributors
		Core-Mark Holding Co. Inc	—	—	9,340	561,427	9,340	561,427

	Diversified Consumer Services
		2U Inc.*	43,700	1,528,189	—	—	43,700	1,528,189
		Bright Horizons Family Solutions Inc. *	38,977	2,382,274	—	—	38,977	2,382,274
		Regis Corp.*	—	—	235,189	2,549,449	235,189	2,549,449
		Service Corp. International	—	—	47,000	1,393,550	47,000	1,393,550

	Hotel, Restaurants & Leisure
		Bloomin’ Brands Inc	98,020	2,029,014	15,600	322,920	113,620	2,351,934
		Brinker International Inc	—	—	10,200	541,926	10,200	541,926
		Buffalo Wild Wings Inc.*	5,100	967,368	—	—	5,100	967,368
		Cheesecake Factory Inc. (The)	—	—	18,100	982,287	18,100	982,287
		Churchill Downs Inc	8,100	1,076,247	—	—	8,100	1,076,247
		Dave & Buster’s Entertainment Inc.*.	43,845	1,510,022	—	—	43,845	1,510,022
		Diamond Resorts International Inc.*	25,300	642,367	—	—	25,300	642,367
		DineEquity Inc	—	—	3,600	343,800	3,600	343,800
		International Speedway Corp., Class A Shares	—	—	15,400	494,186	15,400	494,186
		Jack in the Box Inc	14,500	1,133,610	—	—	14,500	1,133,610
		Papa John’s International Inc	21,300	1,432,425	—	—	21,300	1,432,425
		Planet Fitness Inc. Class A Shares*.	45,570	811,602	—	—	45,570	811,602
		Popeyes Louisana Kitchen Inc	19,400	1,079,028	—	—	19,400	1,079,028
		Red Robin Gourmet Burger Inc.*.	12,900	1,016,391	—	—	12,900	1,016,391
		Texas Roadhouse Inc	—	—	20,500	737,795	20,500	737,795
		Vail Resorts Inc.	28,276	3,051,263	—	—	28,276	3,051,263

	Household Durables
		Helen of Troy Ltd.*.	13,200	1,123,848	—	—	13,200	1,123,848
		Installed Building Products Inc.*.	65,010	1,737,067	—	—	65,010	1,737,067
		Libbey Inc	28,600	1,007,864	—	—	28,600	1,007,864
		Meritage Homes Corp.*	—	—	25,700	1,082,998	25,700	1,082,998
		Ryland Group Inc. (The)	—	—	14,131	611,025	14,131	611,025

	Internet & Catalog Retail
		Blue Nile Inc.*	—	—	94,450	3,216,967	94,450	3,216,967

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)		August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
	assets		Share/Units	Value	Share/Units	Value	Share/Units	Value
	Leisure Products
		Brunswick Corp	47,715	2,371,913	—	—	47,715	2,371,913

	Media
		Cinemark Holdings Inc	—	—	16,497	586,468	16,497	586,468
		Imax Corp.*.	24,100	755,535	—	—	24,100	755,535
		Meredith Corp.	—	—	25,698	1,213,460	25,698	1,213,460
		Starz, Class A Shares*	54,830	2,062,156	—	—	54,830	2,062,156
		Time Inc	—	—	17,364	360,650	17,364	360,650

	Specialty Retail
		Asbury Automotive Group Inc.*	13,870	1,117,506	6,000	483,420	19,870	1,600,926
		Buckle Inc. (The)	—	—	14,400	607,680	14,400	607,680
		Caleres Inc.	33,100	1,102,230	—	—	33,100	1,102,230
		Cato Corp. (The), Class A Shares	—	—	11,557	405,997	11,557	405,997
		Finish Line Inc. (The), Class A Shares	—	—	19,300	508,941	19,300	508,941
		Five Below Inc.*(a).	26,040	1,006,967	—	—	26,040	1,006,967
		Genesco Inc.*.	—	—	6,920	414,439	6,920	414,439
		GNC Holdings Inc. Class A Shares	—	—	14,509	679,021	14,509	679,021
		Group 1 Automotive Inc	—	—	7,000	611,800	7,000	611,800
		Lithia Motors Inc., Class A Shares	18,860	2,010,476	—	—	18,860	2,010,476
		Rent-A-Center Inc.	53,790	1,446,413	—	—	53,790	1,446,413
		Restoration Hardware Holdings Inc.*.	29,530	2,730,934	—	—	29,530	2,730,934
		Stage Stores Inc	—	—	40,500	434,970	40,500	434,970

	Textiles, Apparel & Luxury Goods
		G-III Apparel Group Ltd.*	22,600	1,566,858	—	—	22,600	1,566,858
		Steven Madden Ltd.*.	26,100	1,066,446	17,100	698,706	43,200	1,765,152
		Wolverine World Wide Inc	—	—	23,300	627,935	23,300	627,935

		TOTAL CONSUMER DISCRETIONARY		40,901,204		24,444,012		65,345,216

CONSUMER STAPLES	2.7%
	Food & Staples Retailing
		Andersons Inc. (The).	—	—	17,550	620,919	17,550	620,919
		Casey’s General Stores Inc.	12,600	1,333,836	—	—	12,600	1,333,836
		Ingles Markets Inc., Class A Shares	—	—	12,001	596,450	12,001	596,450
		Weis Markets Inc	—		3,453	140,364	3,453	140,364

	Food Products
		Cal-Maine Foods Inc. (a)	—	—	6,600	350,592	6,600	350,592
		Calavo Growers Inc	20,200	1,176,650	—	—	20,200	1,176,650
		Ingredion Inc	—	—	8,500	733,890	8,500	733,890
		J&J Snack Foods Corp.	7,400	843,304	5,300	603,988	12,700	1,447,292
		Pinnacle Foods Inc	—	—	16,100	721,924	16,100	721,924
		Sanderson Farms Inc. (a).	—	—	5,881	406,024	5,881	406,024

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)		August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
	assets		Share/Units	Value	Share/Units	Value	Share/Units	Value
	Household Products
		Central Garden & Pet Co.*	—	—	134,512	1,649,117	134,512	1,649,117
		Central Garden & Pet Co., Class A Shares*	—	—	103,393	1,307,922	103,393	1,307,922
		Energizer Holdings Inc.	—	—	16,000	668,160	1,600	668,160

	Tobacco
		Universal Corp. (a)	—	—	15,400	757,834	15,400	757,834

		TOTAL CONSUMER STAPLES		3,353,790		8,557,184		11,910,974

ENERGY	3.5%
	Energy Equipment & Services
		Basic Energy Services Inc.*	43,000	224,030	—	—	43,000	224,030
		Dril-Quip Inc.*	—	—	7,700	530,838	7,700	530,838
		Helix Energy Solutions Group Inc.*	—	—	60,700	421,865	60,700	421,865
		Patterson-UTI Energy Inc.	—	—	43,100	701,668	43,100	701,668
		RigNet Inc.*(a)	—	—	106,600	3,073,278	106,600	3,073,278

	Oil, Gas & Consumable Fuels
		Alliance Resource Partners LP (a)	—	—	23,832	609,622	23,832	609,622
		Alon USA Partners LP(a).	—	—	20,400	530,400	20,400	530,400
		Boardwalk Creek Energy Inc.*.	—	—	49,010	669,477	49,010	669,477
		Bonanza Creek Energy Inc.*	—	—	29,100	222,615	29,100	222,615
		Carrizo Oil & Gas Inc.*.	11,300	411,659	—	—	11,300	411,659
		Delek Logistics Partners LP(a)	—	—	18,300	728,706	18,300	728,706
		Jones Energy Inc. Class A Shares*	—	—	16,700	99,031	16,700	99,031
		Navigator Holdings Ltd*(a)	96,310	1,569,853	—	—	96,310	1,569,853
		Northern Tier Energy LP	—	—	26,000	670,800	26,000	670,800
		Oasis Petroleum Inc.*(a)	—	—	42,700	476,532	42,700	476,532
		Ship Finance International Ltd.(a)	—	—	39,176	658,157	39,176	658,157
		SM Energy Co	—	—	15,800	579,860	15,800	579,860
		Stone Energy Corp.*.	—	—	40,200	227,934	40,200	227,934
		Sunoco LP	—	—	17,635	694,466	17,635	694,466
		Synergy Resources Corp.*	70,480	756,955	—	—	70,480	756,955
		Westeern Refining Inc	—	—	15,898	683,932	15,898	683,932
		Whiting Petroleum Corp.*.	—	—	22,000	425,260	22,000	425,260
		World Fuel Services Corp	—	—	17,100	660,915	17,100	660,915

		TOTAL ENERGY		2,962,497		12,665,356		15,627,853

FINANCIALS	15.4%
	Banks
		Bank of Hawaii Corp.	—	—	21,300	1,321,878	21,300	1,321,878
		Bank of the Ozarks Inc.	16,600	693,880	—	—	16,600	693,880
		BOK Financial Corp	—	—	10,100	639,128	10,100	639,128
		Boston Private Financial Holdings Inc.	—	—	55,800	664,020	55,800	664,020
		Community Bank System Inc.	—	—	30,700	1,094,762	30,700	1,094,762
		Cullen/Frost Bankers Inc.	—	—	10,900	704,794	10,900	704,794
		CVB Financial Corp	—	—	200	3,250	200	3,250
		East West Bancorp Inc	47,370	1,914,222	59,985	2,423,994	107,355	4,338,216
		First Financial Bancorp	—	—	44,800	826,112	44,800	826,112

% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)		August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
assets		Share/Units	Value	Share/Units	Value	Share/Units	Value
	First Interstate Bancsystem Inc., Class A Shares	—	—	45,300	1,208,604	45,300	1,208,604
	First Midwest Bancorp Inc	—	—	41,000	723,240	41,000	723,240
	FirstMerit Corp	—	—	34,178	613,837	34,178	613,837
	Great Western Bancorp Inc.	—	—	60,600	1,525,302	60,600	1,525,302
	Hancock Holding Co.	—	—	39,641	1,113,119	39,641	1,113,119
	Independent Bank Corp	—	—	25,100	1,136,779	25,100	1,136,779
	National Penn Bancshares Inc.	—	—	11,541	138,665	11,541	138,665
	NBT Bancorp Inc	—	—	37,200	963,480	37,200	963,480
	Old National Bancorp	—	—	51,900	716,220	51,900	716,220
	Prosperity bancshares Inc	—	—	14,200	733,714	14,200	733,714
	S&T Bancorp Inc	—	—	21,005	628,470	21,005	628,470
	TCF Financial Corp	—	—	46,500	721,680	46,500	721,680
	Trustmark Corp.	—	—	28,406	654,190	28,406	654,190
	Umpqua Holdings Corp.	—	—	44,254	739,484	44,254	739,484
	Valley National Bancorp	—	—	94,600	894,916	94,600	894,916
	Webster Financial Corp	27,700	980,026	39,800	1,408,124	67,500	2,388,150
	WesBanco Inc	—	—	25,700	791,303	25,700	791,303

Capital Markets
	AllianceBernstein Holding LP(a)	—	—	11,106	303,638	11,106	303,638
	Artisan Partners Asset Management Inc., Class A Shares	—	—	8,200	335,134	8,200	335,134
	BGC Partners Inc., Class A Shares	222,230	1,948,957	—	—	222,230	1,948,957
	Financial Engines Inc.(a).	24,700	801,762	—	—	24,700	801,762
	Fortress Investment Group LLC, Class A Shares	—	—	100,800	584,640	100,800	584,640
	Investment Technololgy Group Inc.	—	—	14,088	231,325	14,088	231,325
	Main Street Capital Corp.(a).	—	—	19,700	553,373	19,700	553,373
	OM Asset Management PLC	61,500	1,015,980	19,847	327,873	81,347	1,343,853
	Stitfel Financial Corp.*	36,605	1,705,793	19,100	890,060	55,705	2,595,853

Consumer Finance
	PRA Group Inc.*	13,500	719,415	—	—	13,500	719,415

Insurance	Allied World Assur. Co. Holdings AG	—	—	16,963	677,502	16,963	677,502
	American Equity Investment Life Holding Co.	—	—	35,700	866,082	35,700	866,082
	American Financial Group Inc.	—	—	10,500	725,130	10,500	725,130
	CNO Financial Group Inc.	106,830	1,911,189	—	—	106,830	1,911,189
	First American Financial Corp.	—	—	8,300	322,538	8,300	322,538
	Hanover Insurance Group Inc. (The)	—	—	5,300	418,170	5,300	418,170
	HCI Group Inc.	—	—	17,472	694,512	17,472	694,512
	Infinity Property & Casualty Corp	—	—	9,300	718,704	9,300	718,704
	Maiden Holdings Ltd.	—	—	175,414	2,513,683	175,414	2,513,683
	National Interstate Corp.(b)	—	—	105,178	2,913,430	105,178	2,913,430
	ProAssurance Corp	—	—	19,500	940,485	19,500	940,485
	Selective Insurance Group Inc.	—	—	43,500	1,318,920	43,500	1,318,920
	Validus Holdings Ltd.	—	—	18,646	825,645	18,656	825,645

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)		August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
	assets		Share/Units	Value	Share/Units	Value	Share/Units	Value
	Real Estate Investment Trusts (REITs)
		Ashford Hospitality Prime Inc.	—	—	67,132	928,436	67,132	928,436
		Ashord Hospitality Trust Inc.	—	—	267,433	2,069,931	267,433	2,069,931
		BlackstoneMortgage Trust Inc., Class A Shares	—	—	25,900	717,171	25,900	717,171
		Brandywine Realty Trust	—	—	68,364	828,572	68,364	828,572
		Care Capital Properties Inc.*	—	—	9,800	311,542	9,800	311,542
		Corrections Corp. of Americaa	—	—	21,400	628,732	21,400	628,732
		CyrusOne Inc.	—	—	21,600	683,856	21,600	683,856
		Education Realty Trust Inc	—	—	16,466	481,631	16,466	481,631
		Franklin Street Properties Corp	—	—	58,300	606,903	58,300	606,903
		Healthcare Realty Trust Inc.	—	—	25,800	590,820	25,800	590,820
		Highwoods Properties Inc.	—	—	23,000	872,620	23,000	872,620
		Lexington Realty Trust.	—	—	78,000	629,460	78,000	629,460
		Medical Properties Trust Inc	—	—	48,300	563,661	48,300	563,661
		Monmouth Real Estate Investment Corp.(a)	—	—	69,000	656,880	69,000	656,880
		National Health Investors Inc	16,370	901,987	—	—	16,370	901,987
		Ramco-Gershenson Properties Trust	—	—	32,000	496,000	32,000	496,000
		Retail Properties of America Inc., Class A Shares	—	—	44,317	604,927	44,317	604,927
		Starwood Property Trust Inc	—	—	32,423	689,961	32,423	689,961
		Summit Hotel Properties Inc	—	—	44,900	544,637	44,900	544,637
		Washington Real Estate Investment Trust	—	—	26,500	651,900	26,500	651,900

	Real Estate Management & Investment
		Alexander & Baldwin Inc.	64,050	2,166,811	18,600	629,238	82,650	2,796,049

	Thrifts & Mortgage Finance
		Washington Federal Inc		—	27,200	617,168	27,200	617,168

		TOTAL FINANCIALS		14,760,022		53,353,955		68,113,977

HEALTHCARE	17.8%
	Biotechnology
		AMAG Pharmaceuticals Inc.*(a)	73,510	4,597,315	—	—	73,510	4,597,315
		Anacor Pharmaceuticals Inc.*	11,500	1,499,715	—	—	11,500	1,499,715
		ARAID Pharmaceuticals Inc.*(a)	208,240	1,965,786	—	—	208,240	1,965,786
		BioCryst Pharmaceuticals Inc.*	54,100	629,724	—	—	54,100	629,724
		Cepheid*	25,900	1,262,366	—	—	25,900	1,262,366
		ChemoCentryx Inc.*(a)	78,720	517,978	—	—	78,720	517,978
		Chimerix Inc.*	18,700	915,178	—	—	18,700	915,178
		Clovis Oncology Inc.*	17,100	1,331,406	—	—	17,100	1,331,406
		Dyax Corp.*	153,520	3,534,030	—	—	153,520	3,534,030
		Dynavax Technologies Corp.*	112,965	3,203,687	—	—	112,965	3,203,687
		MacroGenics Inc.*	28,200	743,070	—	—	28,200	743,070
		Merrimack Pharmaceuticals Inc.*(a)	161,880	1,633,369	—	—	161,880	1,633,369
		Neurocrine Biosciences Inc.*	53,360	2,474,837	—	—	53,360	2,474,837
		Portola Pharmaceuticals Inc., Class A Shares*	23,600	1,112,976	—	—	23,600	1,112,976
		Prothena Corp. PLC*(a)	50,800	2,922,524	—	—	50,800	2,922,524

% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
assets	Share/Units	Value	Share/Units	Value	Share/Units	Value
PTC Therapeutics Inc.*	51,910	1,982,443	—	—	51,910	1,982,443
Puma Biotechnology Inc.*(a)	8,210	754,663	—	—	8,210	754,663
Ultragenyx Pharamceutical Inc.*	6,400	714,368	—	—	6,400	714,368

Health Care Equipment & Supplies
AtriCure Inc.*	52,400	1,281,704	—	—	52,400	1,281,704
DexCom Inc.*.	16,300	1,534,482	—	—	16,300	1,534,482
Haemonetics Corp.*.	—	—	16,000	577,760	16,000	577,760
Integral LifeSciences Holdings Corp.*	22,230	1,333,355	—	—	22,230	1,333,355
Invacare Corp.	—	—	154,740	2,721,877	154,740	2,721,877
LDR Holding Corp.*	29,672	1,107,359	—	—	29,672	1,107,359
Masimo Corp.*	49,860	2,025,812	—	—	49,860	2,025,812
STERIS Corp.	40,515	2,594,986	17,363	1,112,100	57,878	3,707,086
Tandem Diabetes Care Inc.*	78,780	904,394	—	—	78,780	904,394
Teleflex Inc	—	—	6,100	797,880	6,100	797,880
Wright Medical Group Inc.*.	61,160	1,410,961	—	—	61,160	1,410,961

Health Care Providers & Services
Adeptus Health Inc., Class A Shares*(a)	8,879	884,704	—	—	8,879	884,704
AMN Healthcare Services Inc.*.	47,700	1,602,720	—	—	47,700	1,602,720
ExamWorks Group Inc.*	36,400	1,303,848	—	—	36,400	1,303,848
HealthEquity Inc.*.	32,032	939,178	—	—	32,032	939,178
Owens & Minor Inc	—	—	41,950	1,425,880	41,950	1,425,880
Team Health Holdings Inc.*	53,480	3,141,415	—	—	53,480	3,141,415
VCA Inc.*	—	—	19,400	1,074,372	19,400	1,074,372

Health Care Technology
Medidata Solutions Inc	19,700	945,994	—	—	19,700	945,994

Life Sciences Tools & Services
Bio-Techne Corp.	10,200	963,696	—	—	10,200	963,696
Bruker Corp.*	80,170	1,473,525	—	—	80,170	1,473,525
ICON PLC*	54,045	4,161,465	—	—	54,045	4,161,465
PAREXEL International Corp.*.	21,300	1,399,836	—	—	21,300	1,399,836
VWR Corp	—	—	23,890	627,113	23,890	627,113

Pharmaceuticals
Akorn Inc.*(a).	24,800	986,792	—	—	24,800	986,792
Cardiome Pharma Corp.*(a).	197,170	1,754,813	—	—	197,170	1,754,813
Flamel Technologies SA, ADR*	47,960	1,062,314	—	—	47,960	1,062,314
Medicines Co. (The)*.	26,500	1,086,500	—	—	26,500	1,086,500
Pacira Pharmaceuticals Inc.*	57,460	3,306,823	—	—	57,460	3,306,823
Relypsa Inc.*	22,600	518,896	—	—	22,600	518,896
Zogenix Inc.*	48,062	923,752	—	—	48,062	923,752

TOTAL HEALTH CARE		70,444,759		8,336,982		78,781,741

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
	assets	Share/Units	Value	Share/Units	Value	Share/Units	Value
INDUSTRIALS	18.2%
	Aerospace & Defense
	Ebit Systems Ltd.	—	—	9,400	721,074	9,400	721,074
	Hexcel Corp.	40,160	1,938,122	—	—	40,160	1,938,122
	Orbital ATK Inc.	—	—	9,600	726,816	9,600	726,816
	TASER International Inc.*(a)	94,490	2,211,066	—	—	94,490	2,211,066
	Triumph Group Inc.	—	—	12,900	637,131	12,900	637,131

	Air Freight & Logistics
	Forward Air Corp.	23,700	1,066,974	—	—	23,700	1,066,974
	HUB Group Inc., Class A Shares*	26,800	1,010,092	—	—	26,800	1,010,092
	XPO Logistics Inc.*(a)	41,270	1,448,577	—	—	41,270	1,448,577

	Airlines
	WestJet Airlines Ltd©	—	—	34,900	636,643	34,900	636,643

	Building Products
	NCI Building Systems Inc.*	52,988	552,665	215,657	2,249,303	268,645	2,801,968
	Ply Gem Holdings Inc.*	—	—	172,400	2,344,640	172,400	2,344,640

	Commercial Services & Supplies
	Deluxe Corp.	—	—	9,200	533,692	9,200	533,692
	Ennis Inc.	—	—	42,800	698,924	42,800	698,924
	Essendant Inc.	—	—	12,800	441,600	12,800	441,600
	InnerWorkings Inc.*	—	—	401,596	2,915,587	401,596	2,915,587
	Interface Inc., Class A Shares	59,400	1,439,856	—	—	59,400	1,439,856
	Knoll Inc.	—	—	24,935	596,445	24,935	596,445
	Mobile Mini Inc.	30,100	1,023,701	—	—	30,100	1,023,701
	Steelcase Inc., Class A Shares	122,460	2,158,970	—	—	122,460	2,158,970
	UniFirst Corp	—	—	5,300	574,573	5,300	574,573
	West Corp.	—	—	25,896	630,309	25,896	630,309

	Construction & Engineering
	Granite Construction Inc.	—	—	86,050	2,968,725	86,050	2,968,725
	Great Lakes Dredge & Dock Corp.*	—	—	350,116	1,943,144	350,116	1,943,144
	Layne Christensen Co.*	—	—	257,051	1,917,600	257,051	1,917,600
	MasTec Inc.,*	—	—	63,700	1,054,872	63,700	1,054,872
	Primoris Services Corp.	—	—	35,000	642,950	35,000	642,950

	Electrical Equipment
	Babcock & Wilcox Enterprises Inc.*	—	—	10,700	197,415	10,700	197,415
	EnerSys	—	—	10,100	540,047	10,100	540,047
	Powell Industries Inc.	—	—	96,150	2,822,964	96,150	2,822,964
	Regal Beloit Corp	—	—	20,561	1,370,802	20,561	1,370,802
	Power Solutions International Inc.*(a)	37,260	1,171,454	—	—	37,260	1,171,454
	Thermon Group Holdings Inc.*	—	—	26,600	608,608	26,600	608,608

	Machinery
	Albany International Corp., Class A Shares	27,300	870,870	—	—	27,300	870,870
	Altra Industrial Motion corp.	—	—	25,919	648,234	25,919	648,234
	Barnes Group Inc.	—	—	37,962	1,466,472	37,962	1,466,472
	Briggs & Stratton Corp.	—	—	144,326	2,883,634	144,326	2,883,634
	CIRCOR International Inc.	—	—	6,700	303,108	6,700	303,108
	Crane Co.	—	—	13,100	688,274	13,100	688,274

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
	assets	Share/Units	Value	Share/Units	Value	Share/Units	Value
	Douglas Dynamics Inc.	—	—	57,224	1,271,517	57,224	1,271,517
	EnPro Industries Inc.	—	—	9,100	431,704	9,100	431,704
	Harsco Corp.	—	—	241,745	2,794,572	241,745	2,794,572
	ITT Corp.	—	—	53,600	2,005,176	53,600	2,005,176
	John Bean Technologies Corp.	—	—	42,305	1,401,142	42,305	1,401,142
	MuellerWater Products Inc., Class A Shares	—	—	319,992	2,863,928	319,992	2,863,928
	Wabash National Corp.*	52,200	638,406			52,200	638,406

	Marine
	Kirby Corp.*	—	—	6,900	486,657	6,900	486,657
	Matson Inc.	38,280	1,442,390	17,000	640,560	55,280	2,082,950

	Professional Services
	CEB Inc.	42,000	3,008,040	—	—	42,000	3,008,040
	Huron Consulting Group Inc.*	32,890	2,380,907	—	—	32,890	2,380,907
	Mistras Group Inc.*	—	—	157,400	2,304,336	157,400	2,304,336
	TransUnion*	24,112	623,536	—	—	24,112	623,536
	Road & Rail
	Genesee & Wyoming Inc., Class A Shares*	26,065	1,782,325	—	—	26,065	1,782,325
	Old Dominion Freight Line Inc.*	9,975	663,238	—	—	9,975	663,238
	Saia Inc.*	—	—	11,250	422,437	11,250	422,437
	Werner Enterprises Inc.	—	—	31,300	829,137	31,300	829,137

	Trading Companies & Distributors
	Applied Industrial Technologies Inc.	—	—	15,900	673,206	15,900	673,206
	H&E Equipment Services Inc.	—	—	38,700	801,477	38,700	801,477
	Rush Enterprises Inc., Class A Shares*	58,340	1,488,837	—	—	58,340	1,488,837
	Watsco Inc.	23,260	2,848,419	—	—	23,260	2,848,419
	WESCO International Inc.*	—	—	6,000	335,820	6,000	335,820

	TOTAL INDUSTRIALS		29,768,445		51,025,255		80,793,700

INFORMATION TECHNOLOGY	14.9%
	Communications Equipment
	Black Box Corp.	—	—	8,635	132,979	8,635	132,979
	Brocade Communications Systems Inc.	—	—	74,700	795,555	74,700	795,555
	Ciena Corp.*	47,800	1,068,808	—	—	47,800	1,068,808
	CommScope Holding Co., Inc.*	—	—	38,860	1,257,121	38,860	1,257,121
	Finisar Corp.*	51,670	797,268	—	—	51,670	797,268
	Infinera Corp.*	36,500	796,430	—	—	36,500	796,430
	NetScout Systems Inc.*	—	—	21,100	771,205	21,100	771,205
	Radware Ltd.*	37,406	696,126	—	—	37,406	696,126

	Electronic Equipment, Instruments & Components
	AVX Corp.	—	—	47,300	617,738	47,300	617,738
	Belden Inc.	14,800	745,772	—	—	14,800	745,772
	Littelfuse Inc.	10,200	915,450	—	—	10,200	915,450
	Methode Electronics Inc.	—	—	22,731	603,963	22,731	603,963
	SYNNEX Corp.	—	—	7,813	618,711	7,813	618,711
	Tech Data Corp.*	—	—	14,400	939,456	14,400	939,456
	Vishay Intertechnology Inc.	—	—	114,000	1,126,320	114,000	1,126,320

	Internet Software & Services
	comScore Inc.*	16,400	856,244	—	—	16,400	856,244

% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
assets	Share/Units	Value	Share/Units	Value	Share/Units	Value
CoStar Group Inc.*	12,005	2,125,365	—	—	12,005	2,125,365
Envestnet Inc.*	23,392	730,532	—	—	23,392	730,532
GTT Communications Inc.*	69,703	1,532,769	—	—	69,703	1,532,769
HomeAway Inc.*	51,520	1,478,109	—	—	51,520	1,478,109
j2 Global Inc.	—	—	5,642	392,571	5,642	392,571
Q2 Holdings Inc.*	40,900	1,069,944	—	—	40,900	1,069,944
SPS Commerce Inc.*	13,532	920,447	—	—	13,532	920,447

IT Services
Booz Allen Hamilton Holding Corp., Class A Shares	—	—	25,300	675,510	25,300	675,510
Convergys Corp.	—	—	20,600	465,560	20,600	465,560
CSG Systems International Inc.	—	—	21,900	676,929	21,900	676,929
EPAM Systems Inc.*	12,500	882,625	—	—	12,500	882,625
Euronet Worldwide Inc.*	20,400	1,315,188	—	—	20,400	1,315,188
MAXIMUS Inc.	8,000	484,400	—	—	8,000	484,400

Semiconductors & Semiconductor Equipment
Advanced Energy Industries Inc.*	86,120	2,090,132	—	—	86,120	2,090,132
Ambarella Inc.*(a)	8,400	803,292	—	—	8,400	803,292
Cavium Inc.*	8,100	550,962	—	—	8,100	550,962
Cirrus Logic Inc.*	36,230	1,092,697	19,400	585,104	55,630	1,677,801
M/A-COM Technology Solutions Holdings Inc.*(a)	19,600	578,396	—	—	19,600	578,396
MKS Instruments Inc.	—	—	2,200	74,140	2,200	74,140
Monolithic Power Systems Inc.	56,000	2,693,040	—	—	56,000	2,693,040
ON Semiconductor Corp.*	—	—	94,000	898,170	94,000	898,170
Teradyne Inc	—	—	40,800	736,032	40,800	736,032

Software
Aspen Technology Inc.*	11,770	445,730	—	—	11,770	445,730
Barracuda Networks Inc.*	22,700	596,783	—	—	22,700	596,783
Blackbaud Inc.	20,300	1,159,942	—	—	20,300	1,159,942
BroadSoft Inc.*	55,340	1,746,531	—	—	55,340	1,746,531
Callidus Software Inc.*	67,780	1,068,891	—	—	67,780	1,068,891
CommVault Systems Inc.*	37,320	1,337,549	—	—	37,320	1,337,549
Fortinet Inc.*	90,465	3,812,195	—	—	90,465	3,812,195
Guidewire Software Inc.*	17,300	967,243	—	—	17,300	967,243
Manhattan Associates Inc.*	23,000	1,345,040	—	—	23,000	1,345,040
Mentor Graphics Corp.	—	—	26,649	688,610	26,649	688,610
Paylocity Holding Corp.*	37,449	1,236,566	—	—	37,449	1,236,566
Proofpoint Inc.*	21,142	1,191,140	—	—	21,142	1,191,140
PTC Inc.*	—	—	24,800	821,376	24,800	821,376
QLIK Technologies Inc.*	45,540	1,724,144	—	—	45,540	1,724,144
Rapid7 Inc.*	8,170	172,305	—	—	8,170	172,305
RingCentral Inc., Class A Shares*	36,600	629,886	—	—	36,600	629,886
Synopsys Inc.*	—	—	31,100	1,459,523	31,100	1,459,523
Tyler Technologies Inc.*	7,200	993,888	—	—	7,200	993,888
Ultimate Software Group Inc. (The)*	11,830	2,084,328	—	—	11,830	2,084,328
Zendesk Inc.*	54,890	1,135,125	—	—	54,890	1,135,125

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)	August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015	Pro forma Combined	August 31, 2015
	assets	Share/Units	Value	Share/Units	Value	Share/Units	Value
	Technology Hardware, Storage & Peripherals
	Electronics for Imaging Inc.*	50,130	2,194,190	23,400	1,024,218	73,530	3,218,408
	Nimble Storage Inc.*(a)	36,600	975,756	—	—	36,600	975,756
	Super Micro Computer Inc.*	35,550	972,292	21,200	579,820	56,750	1,552,112

	TOTAL INFORMATION TECHNOLOGY		50,013,520		15,940,611		65,954,131

MATERIALS	7.2%
	Chemicals
	Albemarle Corp.	—	—	14,900	673,629	14,900	673,629
	Cabot Corp.	—	—	18,700	633,369	18,700	633,369
	Chemtura Corp.*	74,400	2,023,680	36,600	995,520	111,000	3,019,200
	Cytec Industries Inc.	—	—	1,200	89,040	1,200	89,040
	HB Fuller Co.	—	—	30,400	1,101,696	30,400	1,101,696
	Innophos Holdings Inc.	—	—	6,800	326,876	6,800	326,876
	Intrepid Potash Inc.*	—	—	327,850	2,593,293	327,850	2,593,293
	Methanex Corp.	—	—	10,300	419,828	10,300	419,828
	Olin Corp.(a)	—	—	18,000	359,280	18,000	359,280
	PolyOne Corp.	43,550	1,414,069	—	—	43,550	1,414,069
	Scotts Miracle-Gro Co. (The), Class A Shares	—	—	11,600	721,404	11,600	721,404
	Terra Nitrogen Co. LP	—	—	3,215	364,742	3,215	364,742

	Construction Materials
	Headwaters Inc.*	48,100	970,658	147,838	2,983,371	195,938	3,954,029
	Summit Materials Inc., Class A Shares*	42,900	1,006,434	—	—	42,900	1,006,434

	Containers & Packaging
	Berry Plastics Group Inc.*	—	—	45,499	1,346,770	45,499	1,346,770
	Silgan Holdings Inc.	—	—	13,830	724,139	13,830	724,139
	Sonoco Products Co.	—	—	16,400	644,848	16,400	644,848

	Metals & Mining
	CommercialMetals Co.	—	—	48,400	759,880	48,400	759,880
	Compass Minerals International Inc.	—	—	8,600	696,600	8,600	696,600
	Dominion Diamond Corp.	—	—	20,137	238,422	20,137	238,422
	Globe SpecialtyMetals Inc.	—	—	153,754	2,112,580	153,754	2,112,580
	HudBayMinerals Inc.	—	—	37,900	189,500	37,900	189,500
	Kaiser Aluminum Corp.	—	—	16,700	1,395,786	16,700	1,395,786
	Royal Gold Inc.	—	—	12,100	582,252	12,100	582,252
	Ryerson Holding Corp.*(a)	—	—	29,000	220,980	29,000	220,980
	Schnitzer Steel Industries Inc., Class A Shares(a)	—	—	183,700	3,179,847	183,700	3,179,847
	Steel Dynamics Inc.	—	—	33,800	658,424	33,800	658,424

	Paper & Forest Products
	Clearwater Paper Corp.*	—	—	12,500	700,750	12,500	700,750
	KapStone Paper and Packaging Corp.	—	—	26,417	575,627	26,417	575,627
	P.H. Glatfelter Co.	—	—	28,100	507,486	28,100	507,486
	Schweitzer-Mauduit International Inc.	—	—	17,652	623,645	17,652	623,645

	TOTAL MATERIALS		5,414,841		26,419,584		31,834,425

TELECOMMUNICATION SERVICES	0.1%
	Diversified Telecommunication Services
	Premiere Global Services Inc.*	—	—	35,000	377,300	35,000	377,300

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)			August 31, 2015		Small Capitalization Value Equity Investments (Acquired Fund)	August 31, 2015		Pro forma Combined	August 31, 2015
	assets			Share/Units	Value		Share/Units	Value		Share/Units	Value
		TOTAL TELECOMMUNICATION SERVICES			—			377,300			377,300

UTILITIES	1.5%
	Electric Utilities
		ALLETE Inc.		—	—		14,900	711,922		14,900	711,922
		El Paso Electric Co.		—	—		17,800	630,120		17,800	630,120
		Great Plains Energy Inc.		—	—		27,700	690,284		27,700	690,284
		Portland General Electric Co.		—	—		20,500	708,070		20,500	708,070

	Gas Utilities
		Laclede Group Inc. (The)		—	—		13,200	698,808		13,200	698,808
		Questar Corp		—	—		19,500	376,545		19,500	376,545
		SouthWest Gas Corp		—	—		18,700	1,030,183		18,700	1,030,183

	Multi-Utilities
		Black Hills Corp.		—	—		29,500	1,173,510		29,500	1,173,510
		NorthWestern Corp.		—	—		16,000	826,240		16,000	826,240

		TOTAL UTILITIES		—	—			6,845,682			6,845,682

TOTAL COMMON STOCKS
			Cost	179,548,312	217,619,078	Cost	183,415,163	207,965,921	Cost	362,963,475	425,584,999

CLOSED END MUTUAL FUND SECURITIES
FINANCIALS	0.1%
	Capital Markets
		Central Fund of Canada Ltd., Class A Shares		—	—		43,100	469,359		43,100	469,359

		TOTAL FINANCIALS		—	—			469,359			469,359

TOTAL CLOSED END MUTUAL FUND SECURITIES
			Cost	—	—	Cost	580,877	469,359	Cost	580,877	469,359

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS	96.2%
			Cost	179,548,312	217,619,078	Cost	183,996,040	208,435,280	Cost	363,544,352	426,054,358

SHORT-TERM INVESTMENTS (d)
MONEY MARKET FUND (e)	5.7%		Cost	18,339,079	18,339,079	Cost	6,979,519	6,979,519	Cost	25,318,598	25,318,598

TIME DEPOSITS	3.7%

	% of combined value of net	Small Capitalization Growth Investments (Acquiring Fund)			August 31, 2015	Small Capitalization Value Equity Investments (Acquired Fund)		August 31, 2015	Pro forma Combined		August 31, 2015
	assets		Share/Units		Value	Share/Units		Value	Share/Units		Value
		ANZ National Bank — London, 0.030% due 9/1/15			5,957,373						5,957,373
		DNB— Oslo, 0.030% due 9/1/15			5,272,091			1,236,957			6,509,048
		JPMorgan Chase & Co. – New York, 0.030% due 9/1/15						2,362,109			2,362,109
		Nordea Bank AB-Oslo, 0.030% due 9/1/15						1,532,824			1,532,824

			Cost	11,229,464	11,229,464	Cost	5,131,890	5,131,890	Cost	16,361,354	16,361,354

TOTAL SHORT-TERM INVESTMENTS			Cost	29,568,543	29,568,543	Cost	12,111,409	12,111,409	Cost	41,679,952	41,679,952

TOTAL INVESTMENTS	105.6%
			Cost#	209,116,855	247,187,621	Cost#	196,107,449	220,546,689	Cost	405,224,304	467,734,310

Liabilities in Excess of Other Assets	-5.6%				(18,601,886)			(6,201,766)			(24,803,652)

TOTAL NET ASSETS	100.0%				$228,585,735			$214,344,923			$442,930,658

Footnotes

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.9% and 2.4%, respectively.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is $209,864,417 and $197,632,794, respectively.

Abbreviations used in this schedule:

ADR— American Depositary Receipts

PLC — Public Limited Company

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Pro forma Combined	96,720,090	(36,482,991)	60,237,099
Small Capitalization Growth Investments	51,320,093	(13,996,889)	37,323,204
Small Capitalization Value Equity Investments	45,399,997	(22,486,102)	22,913,895

Notes to the Pro Forma Financial Statements

(a) Investment Valuation. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Equity securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities.

Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s and Pro forma combined’s assets and liabilities using the fair value hierarchy:

Small-Mid Cap Equity Fund (Pro forma Combined)	Total Fair Value at August 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
COMMON STOCKS:
CONSUMER DISCRETIONARY	$65,345,216	$65,345,216	$—	$—
CONSUMER STAPLES	11,910,974	11,910,974	—	—
ENERGY	15,627,853	15,627,853	—	—
FINANCIALS	68,113,977	68,113,977	—	—
HEALTH CARE	78,781,741	78,781,741	—	—
INDUSTRIALS	80,793,700	80,157,057	636,643	—
INFORMATION TECHNOLOGY	65,954,131	65,954,131	—	—
MATERIALS	31,834,425	31,834,425	—	—
TELECOMMUNICATION SERVICES	377,300	377,300	—	—
UTILITIES	6,845,682	6,845,682	—	—
CLOSED END MUTUAL FUND SECURITIES				—
FINANCIALS	469,359	469,359	—	—
SHORT-TERM INVESTMENTS:				—
MONEY MARKET FUND	25,318,598	25,318,598	—	—
TIME DEPOSITS	16,361,354	—	16,361,354	—

	$467,734,310	$450,736,313	$16,997,997	$—

Small Capitalization Growth Investments (Acquining Fund)	Total Fair Value at August 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
COMMON STOCKS:
CONSUMER DISCRETIONARY	$40,901,204	$40,901,204	$—	$—
CONSUMER STAPLES	3,353,790	3,353,790	—	—
ENERGY	2,962,497	2,962,497	—	—
FINANCIALS	14,760,022	14,760,022	—	—
HEALTH CARE	70,444,759	70,444,759	—	—
INDUSTRIALS	29,768,445	29,768,445	—	—
INFORMATION TECHNOLOGY	50,013,520	50,013,520	—	—
MATERIALS	5,414,841	5,414,841	—	—
TELECOMMUNICATION SERVICES	—	—	—	—
UTILITIES	—	—	—	—
SHORT-TERM INVESTMENTS:			—	—
MONEY MARKET FUND	18,339,079	18,339,079	—	—
TIME DEPOSITS	11,229,464	—	11.229,464	—

	$247,187,621	$235,958,157	$11,229,464	$—

Small Capitalization Value Equity Investments (Acquired Fund)	Total Fair Value at August 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
COMMON STOCKS:
CONSUMER DISCRETIONARY	$24,444,012	$24,444,012	—	$—
CONSUMER STAPLES	8,557,184	8,557,184	—	—
ENERGY	12,665,356	12,665,356	—	—
FINANCIALS	53,353,955	53,353,955	—	—
HEALTH CARE	8,336,982	8,336,982	—	—
INDUSTRIALS	51,025,255	50,388,612	636,643	—
INFORMATION TECHNOLOGY	15,940,611	15,940,611	—	—
MATERIALS	26,419,584	26,419,584	—	—
TELECOMMUNICATION SERVICES	377,300	377,300	—	—
UTILITIES	6,845,682	6,845,682	—	—
CLOSED END MUTUAL FUND SECURITIES
FINANCIALS	469,359	469,359	—	—
SHORT-TERM INVESTMENTS:
MONEY MARKET FUND	6,979,519	6,979,519	—	—
TIME DEPOSITS	5,131,890	—	5,131,890	—

	$220,546,689	$214,778,156	$5,768,533	$—

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments. During the year ended August 31, 2015, there were no transfers from Level 2 to Level 3.

Part C

Item 15.	Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Section 6.4 of the Trust Agreement.

Section 6.4 of the Master Trust Agreement:

The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2 (a)(19) of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the disinterested Trustees who are not parties to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Item 16.	Exhibits

Exhibit No.	Exhibit

(1)	Amended and Restated Master Trust Agreement, dated December 19, 2013, is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(2)	Amended and Restated By-Laws, dated December 1, 2005, is incorporated by reference to PEA No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization. Filed herewith.

(5)	Instrument defining rights of shareholders incorporated by reference to Exhibits (1) and (2).

(6)(a)	Investment Management Agreement, dated as of October 28, 2009, between the Registrant and Consulting Group Advisory Services LLC (“CGAS”) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(b)	Investment Advisory Agreement, dated March 12, 2014, between CGAS and Artisan Partners Limited Partnership (“Artisan”) relating to Large Capitalization Value Equity Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(6)(c)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Cambiar Investors, LLC (“Cambiar”) relating to Large Capitalization Value Equity Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(d)	Investment Advisory Agreement, dated January 4, 2010, between CGAS and Delaware Management Company (“DMC”), a series of Delaware Management Business Trust, relating to Large Capitalization Growth Investments and Small Capitalization Value Equity Investments is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(6)(e)	Assignment and Assumption of Investment Advisory Agreement, dated May 1, 2013, between CGAS and DMC to Delaware Investments Fund Advisers (“Delaware”) relating to Large Capitalization Growth Investments and Small Capitalization Value Equity Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(6)(f)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Frontier Capital Management Co., LLC (“Frontier”) relating to Large Capitalization Growth Investments, is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(g)	Investment Advisory Agreement, dated March 15, 2010, between CGAS and HGK Asset Management Inc. (“HGK”) relating to Large Capitalization Value Equity Investments is incorporated by reference to PEA No. 55 to the Registration Statement on Form N-1A filed December 29, 2010.

(6)(h)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and NFJ Investment Group LLC (“NFJ”) relating to Large Capitalization Value Equity Investments and Small Capitalization Value Equity Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(i)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Rutabaga Capital Management LLC (“Rutabaga”) relating to Small Capitalization Value Equity Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(j)	Form of Investment Advisory Agreement, dated April 1, 2014, between CGAS and Wall Street Associates (“Wall Street”) relating to Small Capitalization Growth Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(6)(k)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Wells Capital Management Inc. (“WellsCap”) relating to Large Capitalization Growth Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(l)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Westfield Capital Management Company, L.P. (“Westfield”) relating to Large Capitalization Growth Investments and Small Capitalization Growth Investments is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(6)(m)	Investment Advisory Agreement, May 1, 2014, between CGAS and Jackson Square Partners LLC (“Jackson Square”) relating to Large Capitalization Growth Investments is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(7)	Distribution Agreement, dated August 29, 2013, between the Registrant and Morgan Stanley Smith Barney LLC is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(8)	Not Applicable.

(9)	Custodian Services Agreement, dated January 1, 2011, between the Trust and Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(10)	Not Applicable.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding legality of issuance of shares and other matters. Filed herewith.

(12)	Final Opinion of Morgan, Lewis & Bockius LLP regarding tax matters. To be filed by Amendment.

(13)(a)	Transfer Agency and Services Agreement, dated as of January 1, 2009, between the Trust and PFPC Inc. (now BNY Mellon Investment Servicing (US)) is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(13)(b)	Administration Agreement, dated December 23, 2010, and effective January 1, 2011, between the Trust and BBH is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(13)(c)	Amendment to Administration Agreement, dated as of May 25, 2011, between the Trust and BBH is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(13)(d)	Administrative Services Agreement, dated as of May 12, 2010, between the Trust and Morgan Stanley Smith Barney LLC, is incorporated by reference to PEA No. 55 to the Registration Statement on Form N-1A filed on December 29, 2010.

(14)	Consent of independent registered accountant. Filed herewith.

(15)	Not Applicable.

(16)(a)	Power of Attorney, dated April 18, 2013, is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(16)(b)	Power of Attorney, dated August 21, 2015, is filed herein.

(17)	Not Applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Morgan, Lewis & Bockius LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement on Form N-14, filed pursuant to Rule 488 under the Securities Act of 1933, to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 9th day of December, 2015.

CONSULTING GROUP CAPITAL MARKETS FUNDS

By:	/s/ David Berdon
David Berdon, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ David Berdon David Berdon	Trustee and Chief Executive Officer	December 9, 2015

/s/ Francis Smith Francis Smith	Chief Financial Officer	December 9, 2015

Adela Cepeda**	Trustee	December 9, 2015

W. Thomas Matthews**	Trustee	December 9, 2015

Eric McKissack*	Trustee	December 9, 2015

John J. Murphy**	Trustee	December 9, 2015

Mark J. Reed**	Trustee	December 9, 2015

*	Signed pursuant to a power of attorney dated April 18, 2013.
**	Signed pursuant to a power of attorney dated August 21, 2015.

/s/ Eric Metallo
Eric Metallo, Attorney-in-Fact Secretary	December 9, 2015

EXHIBIT INDEX

Exhibit No.

(4)	Agreement and Plan of Reorganization

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding legality of issuance of shares and other matters

(14)	Consent of independent registered accountant